MAY 31, 1998

PHOENIX FUNDS



SEMIANNUAL REPORT

                                     - PHOENIX TAX-EXEMPT BOND PORTFOLIO

                                     - PHOENIX MID CAP PORTFOLIO

                                     - PHOENIX INTERNATIONAL PORTFOLIO

                                     - PHOENIX REAL ESTATE SECURITIES PORTFOLIO

                                     - PHOENIX EMERGING MARKETS BOND PORTFOLIO

                                     - PHOENIX STRATEGIC INCOME PORTFOLIO



[LOGO] PHOENIX INVESTMENT PARTNERS

------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
------------------------------------------------------------------------------

PRESIDENT'S
MESSAGE

                    Dear Multi-Portfolio Fund Shareholder:

                       I'm pleased to make you aware that we recently changed
                    our corporate name to Phoenix Investment Partners, Ltd. We feel this name better reflects the growing investment management firm we have been building as well as our commitment to partnership with you and your advisor in helping you reach your long-term investment goals.

                       Over the past year, we have added some of the industry's
                    most experienced and talented money managers to our team to provide you with a wider array of quality investment products. You now have access to the distinct investment styles of independent money managers across the U.S. and around the world:

                    Aberdeen Fund Managers, Inc.
                    Duff & Phelps Investment Management Co.
                    Phoenix Investment Counsel, Inc.
                    Seneca Capital Management LLC.
                    Roger Engemann & Associates, Inc.
                    Classic Value, led by Chris Bertelsen
                    Quantitative Value, led by Steve Colton and Dong Hao Zhang

                       As always, we are committed to providing you and your
                    financial advisor with outstanding service and investments -- now with even more choices, including value-style mutual funds. To learn more about our new partners and their distinctive investment styles, contact your financial advisor or call a Phoenix marketing specialist at 1-800-243-4361.

                                              Sincerely,

                                                         [LOGO]
                                              Philip R. McLoughlin
                                               PRESIDENT, PHOENIX FUNDS

                               TABLE OF CONTENTS

                                                        PAGE
Phoenix Tax-Exempt Bond Portfolio................          1

Phoenix Mid Cap Portfolio........................          9

Phoenix International Portfolio..................         15

Phoenix Real Estate Securities Portfolio.........         23

Phoenix Emerging Markets Bond Portfolio..........         29

Phoenix Strategic Income Portfolio...............         37

Notes to Financial Statements....................         44

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Tax-Exempt Bond Portfolio is designed for investors seeking to maximize tax-exempt yield and after-tax total return. Income from the Fund may be subject to state and local taxes and the alternative minimum tax, if applicable.

INVESTMENT ADVISER'S REPORT
  For the six months ended May 31, 1998, Phoenix Tax-Exempt Bond Portfolio Class A shares returned 3.46% and Class B shares returned 3.15% compared with 3.78% for the Lehman Brothers Municipal Bond Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  Over the six-month reporting period, long U.S. Treasury rates declined by 35 basis points as continued global nervousness surrounding Asia'a economic and political problems persisted; the U.S. inflation environment remained benign; and the Federal Reserve's monetary policy continued unchanged despite the growing economy and tight labor markets. However, municipal bond rates ended the period approximately 18 basis points lower.

  During this time, the U.S. Treasury market outperformed the municipal market due primarily to supply and demand factors. As interest rates declined over the second half of 1997 and into 1998, municipal issuers flooded the market with new supply in an effort to take advantage of the lower interest rates. Retail demand for municipals also slowed during this period, putting further pressure on the market. The year 1997 marked the highest level of new municipal issuance since 1993 and the third largest year on record. This record pace has continued into 1998, with the first three months of the year experiencing the largest amount of new issues ever in a first quarter.

  We continue to emphasize higher quality issues as the yield premium between higher quality bonds and lower quality bonds is currently at or near historically narrow levels across the municipal yield curve. For example, at the beginning of the reporting period, 30-year "BBB"-rated bonds were yielding 33 basis points above "AAA"-rated insured bonds. At the end of this reporting period, the spread relationship was just 17 basis points and had been as tight as 15 basis points during the six months. This tightening of yield spreads held back the Fund's performance given the portfolio's average quality rating of "A+/A1," with 56% of our issues rated "AA" or higher.

OUTLOOK
  As we move forward, factors that we believe could drive the relative value of municipal bonds over the balance of the year include: the relative strength of the economy and its effect on the overall bond market, especially absolute yield levels, legislative developments, including potential changes to the current tax system, which could change the tax status for municipal bonds; and finally, but probably most important, the new issue supply environment, which has been very heavy over the past six months. We must also consider that continued strength in the U.S. stock market may divert money away from the tax-exempt sector, thus putting pressure on municipals. Despite these potential risks, the municipal market represents good relative value at current levels, in our opinion. Continued good news on the inflation front and a slowdown in new municipal issues should benefit the market for the balance of 1998.

* The Lehman Brothers Municipal Bond Index is an unmanaged, commonly used measure of municipal bond market total return performance.

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1998
                                  (UNAUDITED)

                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
MUNICIPAL TAX-EXEMPT BONDS--97.0%
ALABAMA--2.8%
  Alabama Special Care Facility 5%, 11/1/25......................  AA+       $3,500    $   3,377,500
                                                                                       -------------
ALASKA--1.1%
  Valdez Marine Terminal Revenue 7%, 12/1/25.....................  AA         1,125        1,236,094
                                                                                       -------------
ARIZONA--0.9%
  Pima County Pre-refunded 6.75%, 7/1/15 (FGIC Insured)..........  AAA          460          499,675
  Pima County Unrefunded 6.75%, 7/1/15 (FGIC Insured)............  AAA          540          583,875
                                                                                       -------------
                                                                                           1,083,550
                                                                                       -------------
ARKANSAS--1.3%
  Drew County Public Facilities Board 7.90%, 8/1/11 (FNMA
    Collateralized)..............................................  Aaa(b)       288          313,667
  Jacksonville Residential Housing 7.90%, 1/1/11 (FNMA
    Collateralized)..............................................  Aaa(b)       486          526,277
  Lonoke County Residential Housing 7.90%, 4/1/11 (FNMA
    Collateralized)..............................................  Aaa(b)       488          542,629
  Stuttgart Public Facilities Board 7.90%, 9/1/11 (FNMA
    Collateralized)..............................................  Aaa(b)       225          242,559
                                                                                       -------------
                                                                                           1,625,132
                                                                                       -------------
CALIFORNIA--6.3%
  California Housing Financing Agency Series A 7.75% 8/1/17......  AA-          250          260,625
  Pittsburg Redevelopment Series A 4.625%, 8/1/21 (AMBAC
    Insured).....................................................  AAA        1,650        1,522,125
  Riverside County 8.625%, 5/1/16 (GNMA Collateralized)..........  AAA        4,300        5,837,250
                                                                                       -------------
                                                                                           7,620,000
                                                                                       -------------
COLORADO--3.7%
  Arapahoe County Highway Revenue Pre-refunded 6.90%, 8/31/15....  Aaa(b)     2,500        2,965,625

                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
COLORADO--CONTINUED
  Jefferson County School District 6.50%, 12/15/07 (MBIA
    Insured).....................................................  AAA       $1,250    $   1,448,437
                                                                                       -------------
                                                                                           4,414,062
                                                                                       -------------
CONNECTICUT--4.2%
  Connecticut State Health and Educational Facilities Authority
    Revenue Bond 5.125%, 10/1/12.................................  BBB        1,000        1,002,500
  Mashantucket Western Pequot Tribe Pre-refunded 144A 6.50%,
    9/1/05 (e)...................................................  AAA          845          953,794
  Mashantucket Western Pequot Tribe Pre-refunded 144A 6.50%,
    9/1/06 (e)...................................................  AAA          495          564,300
  Mashantucket Western Pequot Tribe Unrefunded 144A 6.50%, 9/1/05
    (e)..........................................................  BBB-         855          956,531
  Mashantucket Western Pequot Tribe Unrefunded 144A 6.50%, 9/1/06
    (e)..........................................................  BBB-         505          569,387
  Mashantucket Western Pequot Tribe 144A 5.60%, 9/1/09 (e).......  Baa(b)     1,000        1,051,250
                                                                                       -------------
                                                                                           5,097,762
                                                                                       -------------
FLORIDA--1.4%
  Martin County Industrial Cogeneration 7.875%, 12/15/25.........  BBB-       1,500        1,743,750
                                                                                       -------------
GEORGIA--5.2%
  Atlanta Water and Sewer Revenue 4.50%, 1/1/18 (FGIC Insured)...  AAA        2,250        2,075,625
  Cartersville Development Authority Revenue 5.625%, 5/1/09......  A+         2,000        2,147,500
  Georgia Electric Authority Series Z 5.50%, 1/1/20 (FGIC
    Insured).....................................................  AAA        2,000        2,110,000
                                                                                       -------------
                                                                                           6,333,125
                                                                                       -------------
ILLINOIS--6.8%
  Chicago Board of Education 6%, 1/1/20 (MBIA Insured)...........  AAA          500          561,875
  Chicago Gas Supply Revenue 7.50%, 3/1/15.......................  AA-        1,000        1,068,750

2                      See Notes to Financial Statements

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
ILLINOIS--CONTINUED
  Chicago O'Hare International Airport 8.85%, 5/1/18.............  BB+       $  855    $     956,531
  Illinois Development Finance Authority 7.60%, 9/1/13 (d).......  A+         2,000        2,145,000
  Illinois Health Facilities Authority 7%, 4/1/08 (FSA
    Insured).....................................................  AAA        1,100        1,302,125
  Illinois Housing Development Authority Residential 7%,
    8/1/17.......................................................  A+           475          485,459
  Metropolitan Pier & Exposition Authority Pre-refunded 6.50%,
    6/15/07 (FGIC Insured).......................................  AAA        1,470        1,646,400
  Metropolitan Pier & Exposition Authority Unrefunded 6.50%,
    6/15/07 (FGIC Insured).......................................  Aaa(b)        30           33,262
                                                                                       -------------
                                                                                           8,199,402
                                                                                       -------------
INDIANA--2.8%
  Indianapolis Public Improvement Series A 0%, 2/1/05............  Aa(b)      1,765        1,312,719
  Indianapolis Public Improvement Series C 0%, 1/1/03............  A1(b)      2,500        2,043,750
                                                                                       -------------
                                                                                           3,356,469
                                                                                       -------------
KENTUCKY--2.5%
  Kentucky Turnpike Authority 0%, 1/1/10 (FGIC Insured)..........  AAA        3,300        1,918,125
  Perry County Solid Waste Disposal Revenue 7%, 6/1/24...........  NR         1,000        1,090,000
                                                                                       -------------
                                                                                           3,008,125
                                                                                       -------------
LOUISIANA--2.8%
  St. Mary Public Authority 7.625%, 3/25/12......................  Aaa(b)        84           93,535
  St. Tammany Parish Sales Tax 4.70%, 4/1/09 (FGIC Insured)......  AAA        2,000        2,007,500
  St. Tammany Parish Sales Tax 4.80%, 4/1/02 (FGIC Insured)......  AAA        1,105        1,109,144
  St. Tammany Public Authority 7%, 6/1/02 (FNMA
    Collateralized)..............................................  Aaa(b)       109          114,406
                                                                                       -------------
                                                                                           3,324,585
                                                                                       -------------
                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
MARYLAND--0.5%
  Baltimore G.O. 7%, 10/15/09 (MBIA Insured).....................  AAA       $  500    $     613,125
                                                                                       -------------
MASSACHUSETTS--1.6%
  Massachusetts Bay Transportation Authority Series B 6.20%,
    3/1/16.......................................................  AA-        1,000        1,146,250
  Massachusetts Industrial Financing Agency 0%, 8/1/05...........  A+         1,100          800,250
                                                                                       -------------
                                                                                           1,946,500
                                                                                       -------------
MICHIGAN--2.8%
  Western Townships Utilities Authority 8.20%, 1/1/18............  BBB+       1,500        1,565,340
  Williamston Community School 5.50%, 5/1/25 (MBIA Insured)......  AAA        1,725        1,837,125
                                                                                       -------------
                                                                                           3,402,465
                                                                                       -------------
MISSISSIPPI--1.5%
  Lowndes County Waste Disposal 6.80%, 4/1/22....................  A          1,450        1,769,000
                                                                                       -------------
NEBRASKA--1.3%
  Nebraska Higher Education 6.70%, 12/1/02.......................  A(b)       1,500        1,599,375
                                                                                       -------------
NEVADA--1.3%
  Clark County School District Series B 0%, 6/1/03 (MBIA
    Insured).....................................................  AAA        2,000        1,622,500
                                                                                       -------------
NEW JERSEY--2.2%
  Atlantic City Improvement Authority Pre-refunded 8.875%,
    2/1/10.......................................................  NR         1,000        1,032,930
  Camden County Municipal Utilities Authority 0%, 9/1/11 (FGIC
    Insured).....................................................  AAA        3,000        1,593,750
                                                                                       -------------
                                                                                           2,626,680
                                                                                       -------------
NEW YORK--8.9%
  Erie County Water Authority 0%, 12/1/17 (AMBAC Insured)........  AAA          550          135,993
  Long Island Power Authority 5.25%, 12/1/26.....................  A-         2,000        1,977,500
  New York State Dormitory Authority Pre-refunded 6.375%,
    7/1/08.......................................................  BBB+         575          633,219
  New York State Dormitory Authority Unrefunded 6.375%, 7/1/08...  BBB+         425          459,000

                       See Notes to Financial Statements                       3

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
NEW YORK--CONTINUED
  Niagara Falls Bridge Commission 5.25%, 10/1/15 (FGIC Insured)
    (d)..........................................................  AAA       $4,000    $   4,190,000
  Port Authority Revenue 6.75%, 10/1/11..........................  NR         3,000        3,352,500
                                                                                       -------------
                                                                                          10,748,212
                                                                                       -------------
NORTH CAROLINA--1.3%
  North Carolina Municipal Power Agency 6%, 1/1/09 (AMBAC
    Insured).....................................................  AAA        1,385        1,544,275
                                                                                       -------------
PENNSYLVANIA--12.1%
  Delaware County Finance Authority 5.70%, 7/1/27 (AMBAC
    Insured).....................................................  AAA        2,000        2,190,000
  Pennsylvania Economic Development Financing Authority 6.40%,
    1/1/09.......................................................  BBB-       5,000        5,306,250
  Pennsylvania Economic Development Financing Authority 9.25%,
    1/1/22(f)....................................................  NR         3,995        2,716,600
  Pennsylvania Finance Authority 6.60%, 11/1/09..................  A          4,000        4,395,000
                                                                                       -------------
                                                                                          14,607,850
                                                                                       -------------
TENNESSEE--1.4%
  Metropolitan Government Health & Educational Facilities Board
    6%,
    12/1/16 (AMBAC Insured)......................................  AAA        1,500        1,676,250
                                                                                       -------------
TEXAS--9.2%
  Alliance Airport Authority 7%, 12/1/11.........................  BBB-       1,100        1,304,875
  Austin Convention Center 8.25%, 11/15/14.......................  Aaa(b)       955        1,030,206
  Brazos River Authority 7.75%, 10/1/15..........................  A-           750          773,820
  Brazos River Authority 7.625%, 5/1/19..........................  A-         1,000        1,055,990
  Colorado River Water District Pre-refunded 8.25%, 1/1/15.......  NR           540          594,000
  Hurst Euless Bedford Independent School District 4.75%,
    8/15/28......................................................  AAA        2,000        1,867,500
  San Antonio Electric & Gas 5%, 2/1/12 (d)......................  AA         2,000        2,050,000
  Texas Public Finance Authority 6.25%, 8/1/09 (MBIA Insured)....  AAA        1,250        1,432,813
                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
TEXAS--CONTINUED
  Texas Water Resources Finance Authority 7.625%, 8/15/08........  A         $  940    $     976,425
                                                                                       -------------
                                                                                          11,085,629
                                                                                       -------------
VIRGINIA--5.3%
  Pittsylvania County Revenue Series A 7.30%, 1/1/04.............  NR         1,000        1,077,500
  Pittsylvania County Revenue Series A 7.45%, 1/1/09.............  NR         3,000        3,315,000
  Upper Occoquan Sewer Authority 5.15%, 7/1/20 (MBIA Insured)....  AAA        2,000        2,040,000
                                                                                       -------------
                                                                                           6,432,500
                                                                                       -------------
WEST VIRGINIA--2.6%
  Upshur Solid Waste Revenue 7%, 7/15/25.........................  NR         2,000        2,192,500
  West Virginia Housing Development 6.625%, 7/1/20 (FHA
    Insured).....................................................  AA         1,000        1,001,490
                                                                                       -------------
                                                                                           3,193,990
                                                                                       -------------
WISCONSIN--1.0%
  Wisconsin Clean Water Revenue 6.875%, 6/1/11...................  AA+          750          905,625
  Wisconsin Housing & Economic Development Authority 7.375%,
    9/1/17.......................................................  A+           275          277,406
                                                                                       -------------
                                                                                           1,183,031
                                                                                       -------------
WYOMING--0.4%
  Wyoming Community Development Authority 7.875%, 6/1/18 (FHA
    Insured).....................................................  AA           505          523,502
                                                                                       -------------
OTHER TERRITORIES--1.8%
  Puerto Rico Commonwealth Aqueduct & Sewer Authority 7.875%,
    7/1/17.......................................................  AAA          500          511,615
  Puerto Rico Commonwealth Highway & Transportation Authority
    6.625%, 7/1/12 (d)...........................................  A          1,500        1,638,750
                                                                                       -------------
                                                                                           2,150,365
                                                                                       -------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
  (Identified cost $109,020,784)....................................................     117,144,805
                                                                                       -------------

4                      See Notes to Financial Statements

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                                                                   STANDARD    PAR
                                                                   & POOR'S   VALUE
                                                                    RATING    (000)        VALUE
                                                                   --------  -------   -------------
SHORT-TERM OBLIGATIONS--4.0%
COMMERCIAL PAPER--4.0%
  Marsh & McLennan Cos., Inc. 5.60%, 6/1/98......................  A-1+      $3,915    $   3,915,000
  Sara Lee Corp. 5.53%, 6/2/98...................................  A-1+         985          984,849
                                                                                       -------------
                                                                                           4,899,849
                                                                                       -------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,899,849)......................................................       4,899,849
                                                                                       -------------
TOTAL INVESTMENTS--101.0%
  (Identified cost $113,920,633) ...................................................     122,044,654(a)
  Cash and receivables, less liabilities--(1.0%)....................................      (1,245,146)
                                                                                       -------------
NET ASSETS--100.0%..................................................................   $ 120,799,508
                                                                                       -------------
                                                                                       -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,635,061 and gross depreciation of $1,455,450 for federal income tax purposes. At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $113,865,043.
(b)  As rated by Moody's, Fitch or Duff & Phelps.
(c) Variable or step coupon security; interest rate reflects the rate currently in effect.
(d)  All or a portion segregated as collateral.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, these securities amounted to a value of $4,095,262 or 3.4% of net assets.

(f)  Non-income producing.
     At May 31, 1998, 31.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC, 11.9%.

                       See Notes to Financial Statements                       5

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $113,920,633)                                   $ 122,044,654
Receivables
  Interest                                                             1,977,332
  Fund shares sold                                                       102,663
                                                                   -------------
    Total assets                                                     124,124,649
                                                                   -------------
LIABILITIES
Payables
  Variation margin for futures contracts                                   8,312
  Investment securities purchased                                      3,065,615
  Custodian                                                                6,402
  Dividend distributions                                                 105,038
  Fund shares repurchased                                                  4,015
  Investment advisory fee                                                 45,818
  Distribution fee                                                        29,311
  Transfer agent fee                                                      11,163
  Financial agent fee                                                      6,964
  Trustees' fee                                                            6,814
Accrued expenses                                                          35,689
                                                                   -------------
    Total liabilities                                                  3,325,141
                                                                   -------------
NET ASSETS                                                         $ 120,799,508
                                                                   -------------
                                                                   -------------
NET ASSETS CONSIST OF:
Capital paid in shares of beneficial interest                      $ 113,157,014
Undistributed net investment loss                                        (50,859)
Accumulated net realized loss                                           (367,731)
Net unrealized appreciation                                            8,061,084
                                                                   -------------
NET ASSETS                                                         $ 120,799,508
                                                                   -------------
                                                                   -------------

CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $114,577,332)                   10,177,420

Net asset value per share                                                 $11.26
Offering price per share
  $11.26/(1-4.75%)                                                        $11.82

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,222,176)                        550,335

Net asset value and offering price per share                              $11.31

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $ 3,800,627
                                                                     -----------
    Total investment income                                            3,800,627
                                                                     -----------

EXPENSES
Investment advisory fee                                                  277,971
Distribution fee--Class A                                                146,882
Distribution fee--Class B                                                 30,186
Financial agent fee                                                       40,888
Transfer agent                                                            53,346
Professional                                                              16,953
Registration                                                              13,506
Trustees                                                                  10,616
Printing                                                                   9,171
Custodian                                                                  7,344
Miscellaneous                                                              4,301
                                                                     -----------
    Total expenses                                                       611,164
                                                                     -----------
NET INVESTMENT INCOME                                                  3,189,463
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                         (278,274)
Net realized loss on futures contracts                                   (26,557)
Net change in unrealized appreciation (depreciation) on investments    1,463,158
                                                                     -----------
NET GAIN ON INVESTMENTS                                                1,158,327
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $ 4,347,790
                                                                     -----------
                                                                     -----------

6                      See Notes to Financial Statements

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                    MAY 31, 1998    NOVEMBER 30,
                                                     (UNAUDITED)        1997
                                                    -------------   -------------
FROM OPERATIONS
  Net investment income                             $  3,189,463    $  7,025,130
  Net realized gain (loss)                              (304,831)        175,101
  Net change in unrealized appreciation
    (depreciation)                                     1,463,158         420,432
                                                    -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     4,347,790       7,620,663
                                                    -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                      (2,987,462)     (6,755,466)
  Net investment income--Class B                        (129,217)       (233,919)
  In excess of net investment income--Class A                 --          (5,836)
  In excess of net investment income--Class B                 --            (202)
  Net realized gain--Class A                            (162,461)     (1,898,761)
  Net realized gain--Class B                              (7,776)        (65,944)
                                                    -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                      (3,286,916)     (8,960,128)
                                                    -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,534,623 and
    5,119,900 shares, respectively)                   28,450,305      56,427,974
  Net asset value of shares issued from
    reinvestment of distributions
    (151,272 and 458,029 shares, respectively)         1,703,762       5,044,059
  Cost of shares repurchased (3,494,724 and
    6,702,201 shares, respectively)                  (39,357,851)    (73,960,582)
                                                    -------------   -------------
Total                                                 (9,203,784)    (12,488,549)
                                                    -------------   -------------
CLASS B
  Proceeds from sales of shares (82,816 and
    200,165 shares, respectively)                        937,182       2,212,684
  Net asset value of shares issued from
    reinvestment of distributions
    (6,386 and 15,780 shares, respectively)               72,200         174,441
  Cost of shares repurchased (55,723 and 119,828
    shares, respectively)                               (626,660)     (1,319,055)
                                                    -------------   -------------
Total                                                    382,722       1,068,070
                                                    -------------   -------------
  DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS      (8,821,062)    (11,420,479)
                                                    -------------   -------------
  NET DECREASE IN NET ASSETS                          (7,760,188)    (12,759,944)
NET ASSETS
  Beginning of period                                128,559,696     141,319,640
                                                    -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET
    INVESTMENT LOSS AND DISTRIBUTIONS IN EXCESS OF
    NET INVESTMENT INCOME OF ($50,859) AND
    ($123,643), RESPECTIVELY)                       $120,799,508    $128,559,696
                                                    -------------   -------------
                                                    -------------   -------------

                       See Notes to Financial Statements                       7

PHOENIX TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                    -------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                      5/31/98                        YEAR ENDED NOVEMBER 30,
                                                    (UNAUDITED)       1997        1996        1995        1994        1993
                                                    -----------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period                  $11.17        $   11.28   $   11.40   $   10.09   $   11.58   $   11.10
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.29             0.59        0.60        0.61        0.65        0.60(4)
  Net realized and unrealized gain (loss)               0.11             0.05       (0.12)       1.34       (1.49)       0.76
                                                    -----------     ---------   ---------   ---------   ---------   ---------
    TOTAL FROM INVESTMENT OPERATIONS                    0.40             0.64        0.48        1.95       (0.84)       1.36
                                                    -----------     ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.29)           (0.59)      (0.60)      (0.61)      (0.65)      (0.60)
  Dividends from net realized gains                    (0.02)           (0.16)         --       (0.03)         --       (0.28)
                                                    -----------     ---------   ---------   ---------   ---------   ---------
    TOTAL DISTRIBUTIONS                                (0.31)           (0.75)      (0.60)      (0.64)      (0.65)      (0.88)
                                                    -----------     ---------   ---------   ---------   ---------   ---------
Change in net asset value                               0.09            (0.11)      (0.12)       1.31       (1.49)       0.48
                                                    -----------     ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                        $11.26        $   11.17   $   11.28   $   11.40   $   10.09   $   11.58
                                                    -----------     ---------   ---------   ---------   ---------   ---------
                                                    -----------     ---------   ---------   ---------   ---------   ---------
Total return(1)                                         3.46%(3)         6.04%       4.30%      19.87%      (7.55)%     12.79%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $114,577         $122,763    $136,558    $147,821    $141,623    $171,272
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    0.95%(2)         0.96%       0.94%       0.97%       0.96%       0.75%
  Net investment income                                 5.20%(2)         5.36%       5.42%       5.65%       5.65%       5.33%
Portfolio turnover                                        14%(3)           15%         27%         25%         54%         62%

                                                                           CLASS B
                                                    ------------------------------------------------------
                                                    SIX MONTHS                                     FROM
                                                       ENDED                                    INCEPTION
                                                      5/31/98        YEAR ENDED NOVEMBER 30,    3/16/94 TO
                                                    (UNAUDITED)      1997    1996      1995      11/30/94
                                                    -----------     ------  -------   -------   ----------
Net asset value, beginning of period                  $11.22        $11.32  $ 11.44   $ 10.12     $11.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.25          0.50     0.52      0.53       0.39
  Net realized and unrealized gain (loss)               0.11          0.06    (0.12)     1.35      (1.09)
                                                    -----------     ------  -------   -------   ----------
    TOTAL FROM INVESTMENT OPERATIONS                    0.36          0.56     0.40      1.88      (0.70)
                                                    -----------     ------  -------   -------   ----------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.25)        (0.50)   (0.52)    (0.53)     (0.39)
  Dividends from net realized gains                    (0.02)        (0.16)      --     (0.03)        --
                                                    -----------     ------  -------   -------   ----------
    TOTAL DISTRIBUTIONS                                (0.27)        (0.66)   (0.52)    (0.56)     (0.39)
                                                    -----------     ------  -------   -------   ----------
Change in net asset value                               0.09         (0.10)   (0.12)     1.32      (1.09)
                                                    -----------     ------  -------   -------   ----------
NET ASSET VALUE, END OF PERIOD                        $11.31        $11.22  $ 11.32   $ 11.44     $10.12
                                                    -----------     ------  -------   -------   ----------
                                                    -----------     ------  -------   -------   ----------
Total return(1)                                         3.15%(3)      5.13%    3.60%    19.07%     (6.42)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of perid (thousands)                $6,222        $5,797   $4,762    $3,142     $1,147
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.70%(2)      1.71%    1.69%     1.72%      1.54%(2)
  Net investment income                                 4.47%(2)      4.60%    4.68%     4.90%      5.07%(2)
Portfolio turnover                                        14%(3)        15%      27%       25%        54%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Includes reimbursement of operating expenses by investment adviser of $0.03.

8                      See Notes to Financial Statements

PHOENIX MID CAP PORTFOLIO
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Mid Cap Portfolio is designed for long-term investors seeking long-term capital appreciation, primarily through investments in mid-capitalization stocks.

INVESTMENT ADVISER'S REPORT
  Phoenix Mid Cap Portfolio Class A shares returned 4.68% and Class B shares returned 4.28% for the six months ended May 31, 1998. During the same period, the S&P MidCap 400 Index returned 12.14%.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  Stocks staged a strong rebound in the beginning of 1998, but once again repercussions from Asia have taken center stage and trimmed gains in May. Although mid-cap stocks again lagged the performance of large-caps, our disposition to the mid-cap market is still favorable, given their higher growth rate potential and attractive valuations compared with the large-cap arena.

  Performance was helped by our investment in a number of key themes. Our INTERNET COMMERCE IGNITION theme, representing companies benefiting from the growth of Internet usage, posted exceptionally strong performance during the period. The theme of 21ST CENTURY MEDICINE was also a strong contributor, with investments focusing on gene-mapping, biotechnology, and non-invasive surgical techniques. However, holdings in the energy sector and an underweighted position in the retail sector hindered performance.

OUTLOOK
  The current environment represents many challenges for equity investors. Looking ahead, we expect economic growth to moderate later this year as the effect of Asia becomes more evident. Corporate profit growth is likely to slow, further fueling the volatility and rotation in the market.

  Given our macroeconomic assessment, we believe the portfolio is well-positioned for the current investment climate. The portfolio should benefit from continued strength in our driving themes and the addition of domestic retail stocks. We have also scaled back our energy holdings but, given their attractive risk/reward characteristics, remain constructive over the intermediate term.

* The S&P MidCap 400 Index is an unmanaged, commonly used measure of performance of mid-capitalization stocks. The Index is not available for direct investment.

PHOENIX MID CAP PORTFOLIO
------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1998
                                  (UNAUDITED)

                                                                SHARES      VALUE
                                                               --------  ------------
COMMON STOCKS--74.6%
AEROSPACE/DEFENSE--0.7%
  Orbital Sciences Corp. (b)......................              57,000   $  2,329,875
                                                                         ------------
AIRLINES--1.1%
  AMR Corp. (b)...................................              23,000      3,540,562
                                                                         ------------
BANKS (MONEY CENTER)--1.5%
  BankAmerica Corp................................              60,000      4,961,250
                                                                         ------------
BIOTECHNOLOGY--2.2%
  Amgen, Inc. (b).................................             119,000      7,199,500
                                                                         ------------
COMMUNICATIONS EQUIPMENT--4.6%
  Ascend Communications, Inc. (b).................             183,000      7,903,312
  Globalstar Telecommunications Ltd. (b)..........              25,000      1,481,250
  Lucent Technologies, Inc. (b)...................              78,000      5,533,125
                                                                         ------------
                                                                           14,917,687
                                                                         ------------
COMPUTERS (PERIPHERALS)--1.7%
  Seagate Technology, Inc. (b)....................             234,000      5,411,250
                                                                         ------------
COMPUTERS (SOFTWARE & SERVICES)--14.1%
  America Online, Inc. (b)........................              38,000      3,165,875
  Cambridge Technology Partners, Inc. (b).........              79,000      3,962,344
  Computer Sciences Corp. (b).....................             146,000      7,582,875
  Compuware Corp. (b).............................             153,000      7,028,437
  DST Systems, Inc. (b)...........................              73,000      3,859,875
  Excite, Inc. (b)................................              28,000      1,522,500
  HBO & Co........................................             170,000      9,812,187
  Sungard Data Systems, Inc.......................             107,000      3,651,375
  Yahoo!, Inc. (b)................................              50,000      5,475,000
                                                                         ------------
                                                                           46,060,468
                                                                         ------------
CONSUMER FINANCE--3.2%
  American Express Co.............................             102,000     10,467,750
                                                                         ------------
ELECTRIC COMPANIES--0.5%
  NIPSCO Industries, Inc..........................              62,000      1,666,250
                                                                         ------------
FINANCIAL (DIVERSIFIED)--5.0%
  Capital One Financial Corp......................              51,000      5,090,438
  Morgan Stanley, Dean Witter & Co................             142,000     11,084,875
                                                                         ------------
                                                                           16,175,313
                                                                         ------------
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--5.3%
  Forest Laboratories, Inc. (b)...................              94,000      3,102,000
  Lilly (Eli) & Co................................              78,000      4,792,125
  Pfizer, Inc.....................................              60,000      6,288,750
  Schering Plough Corp............................              38,000      3,180,125
                                                                         ------------
                                                                           17,363,000
                                                                         ------------

                                                                SHARES      VALUE
                                                               --------  ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.2%
  Boston Scientific Corp. (b).....................              60,000   $  3,825,000
  Sofamor Danek Group, Inc. (b)...................              80,000      6,650,000
                                                                         ------------
                                                                           10,475,000
                                                                         ------------
HEALTH CARE (SPECIALIZED SERVICES)--2.8%
  Alza Corp. (b)..................................             186,000      8,997,750
                                                                         ------------
INVESTMENT BANKING/BROKERAGE--1.2%
  Merrill Lynch & Co., Inc........................              42,000      3,759,000
                                                                         ------------
MANUFACTURING (SPECIALIZED)--1.1%
  Harley-Davidson, Inc............................              94,000      3,460,375
                                                                         ------------
METALS MINING--1.7%
  Newmont Mining Corp.............................             228,000      5,685,750
                                                                         ------------
NATURAL GAS--1.0%
  Illinova Co.....................................              57,000      1,656,562
  Unicom Corp.....................................              48,000      1,650,000
                                                                         ------------
                                                                            3,306,562
                                                                         ------------
OIL & GAS (DRILLING & EQUIPMENT)--9.4%
  Cooper Cameron Corp. (b)........................             141,000      8,389,500
  Schlumberger Ltd................................             156,000     12,177,750
  Transocean Offshore, Inc........................              67,000      3,303,938
  Varco International, Inc. (b)...................             266,000      6,932,625
                                                                         ------------
                                                                           30,803,813
                                                                         ------------
RAILROADS--1.8%
  Kansas City Southern Industries, Inc............             140,000      5,932,500
                                                                         ------------
RETAIL (DEPARTMENT STORES)--3.6%
  Dillard's, Inc. (b).............................              78,000      3,280,875
  Kohl's Corp. (b)................................             112,000      5,327,000
  Nordstrom, Inc..................................              46,000      3,314,875
                                                                         ------------
                                                                           11,922,750
                                                                         ------------
RETAIL (GENERAL MERCHANDISE)--2.0%
  Dollar General Corp.............................              86,000      3,278,750
  Proffitt's, Inc. (b)............................              84,000      3,297,000
                                                                         ------------
                                                                            6,575,750
                                                                         ------------
SERVICES (ADVERTISING/MARKETING)--1.4%
  Snyder Communication Corp. (b)..................              86,000      3,466,875
  Young & Rubicam, Inc. (b).......................              40,000      1,120,000
                                                                         ------------
                                                                            4,586,875
                                                                         ------------
SERVICES (DATA PROCESSING)--2.1%
  Paychex, Inc....................................             190,500      6,858,000
                                                                         ------------

10                     See Notes to Financial Statements

PHOENIX MID CAP PORTFOLIO
------------------------------------------------------

                                                                SHARES      VALUE
                                                               --------  ------------
TELEPHONE--3.4%
  Frontier Corp...................................             131,000   $  3,987,313
  Teleport Communications Group, Inc.
    Class A (b)...................................             127,000      7,104,063
                                                                         ------------
                                                                           11,091,376
                                                                         ------------
TOTAL COMMON STOCKS
  (Identified cost $236,466,389).......................................   243,548,406
                                                                         ------------
FOREIGN COMMON STOCKS--3.5%
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.6%
  Elan PLC Sponsored ADR (Ireland) (b)............             137,000      8,382,687
                                                                         ------------
COMMUNICATIONS EQUIPMENT--0.9%
  Northern Telecom Ltd. (Canada)..................              50,000      3,200,000
                                                                         ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $10,854,068)........................................    11,582,687
                                                                         ------------
TOTAL LONG-TERM INVESTMENTS--78.1%
  (Identified cost $247,320,457).......................................   255,131,093
                                                                         ------------

                                                    STANDARD    PAR
                                                    & POOR'S   VALUE
                                                     RATING    (000)
                                                    --------  --------
SHORT-TERM OBLIGATIONS--25.3%
COMMERCIAL PAPER--25.3%
  Cargill, Inc. 5.49%, 6/1/98.....................  A-1+      $   285        285,000
  Cargill, Inc. 5.55%, 6/1/98.....................  A-1+        2,705      2,705,000
  Exxon Imperial U.S., Inc. 5.60%, 6/1/98.........  A-1+        4,715      4,715,000
  Marsh & McLennan Cos. 5.60%, 6/1/98.............  A-1-        1,630      1,630,000
  Receivables Capital Corp. 5.60%, 6/1/98.........  A-1+        1,980      1,980,000
  Du Pont (E.I.) de Nemours & Co. 5.53%, 6/3/98...  A-1+        5,000      4,998,464
  General Electric Capital Corp. 5.53%, 6/3/98....  A-1+        3,240      3,240,000
  Enterprise Funding Corp. 5.55%, 6/4/98..........  A-1+          306        305,858
  Exxon Imperial U.S., Inc. 5.50%, 6/4/98.........  A-1+        5,520      5,517,470
  Greenwich Funding Corp. 5.53%, 6/4/98...........  A-1+          260        259,880

                                                    STANDARD    PAR
                                                    & POOR'S   VALUE
                                                     RATING    (000)       VALUE
                                                    --------  --------  ------------
COMMERCIAL PAPER--CONTINUED
  Albertson's, Inc. 5.50%, 6/5/98.................  A-1-      $ 1,210   $  1,209,260
  Sara Lee Corp. 5.56%, 6/5/98....................  A-1-        5,000      4,996,911
  Beta Finance, Inc. 5.54%, 6/8/98................  A-1+        5,421      5,415,160
  Donnelley (R.R.) & Sons Co. 5.52%, 6/9/98.......  A-1-        3,870      3,865,253
  Du Pont (E.I.) de Nemours & Co. 5.51%, 6/9/98...  A-1+        2,745      2,741,639
  General Electric Capital Corp. 5.52%, 6/9/98....  A-1+        4,142      4,142,000
  Preferred Receivables Funding Corp. 5.51%,
    6/9/98........................................  A-1-        3,615      3,610,574
  Corporate Asset Funding Co., Inc. 5.53%,
    6/10/98.......................................  A-1-        3,395      3,390,306
  Greenwich Funding Corp. 5.56%, 6/10/98..........  A-1+        3,565      3,560,045
  Corporate Asset Funding Co., Inc. 5.53%,
    6/11/98.......................................  A-1-        1,150      1,148,233
  General Electric Capital Corp. 5.58%, 6/11/98...  A-1+        2,500      2,500,000
  Enterprise Funding Corp. 5.52%, 6/12/98.........  A-1+        6,270      6,259,425
  Receivables Capital Corp. 5.55%, 6/12/98........  A-1+          473        472,198
  Schering Corp. 5.52%, 6/12/98...................  A-1+        4,940      4,931,668
  Receivables Capital Corp. 5.53%, 6/15/98........  A-1+        5,136      5,124,955
  Receivables Capital Corp. 5.51%, 6/16/98........  A-1+        3,675      3,666,563
                                                                        ------------
                                                                          82,670,862
                                                                        ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $82,670,862).......................................    82,670,862
                                                                        ------------

TOTAL INVESTMENTS--103.4%
  (Identified cost $329,991,319) .....................................   337,801,955(a)
  Cash and receivables, less liabilities--(3.4%)......................   (10,997,462)
                                                                        ------------
NET ASSETS--100.0%....................................................  $326,804,493
                                                                        ------------
                                                                        ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,319,270 and gross depreciation of $7,508,634 for federal income tax purposes. At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $329,991,319.
(b)  Non-income producing.

                       See Notes to Financial Statements                      11

PHOENIX MID CAP PORTFOLIO
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $329,991,319)                                    $337,801,955
Short-term investments held as collateral for
  loaned securities                                                   15,434,200
Cash                                                                       1,319
Receivables
  Investment securities sold                                          11,458,368
  Dividends and interest                                                  63,232
  Fund shares sold                                                       307,276
                                                                    ------------
    Total assets                                                     365,066,350
                                                                    ------------
LIABILITIES
Payables
  Investment securities purchased                                     21,434,694
  Collateral on securities loaned                                     15,434,200
  Fund shares repurchased                                                840,842
  Investment advisory fee                                                218,285
  Transfer agent fee                                                     113,498
  Distribution fee                                                        83,813
  Financial agent fee                                                     13,148
  Trustees' fee                                                            7,106
Accrued expenses                                                         116,271
                                                                    ------------
    Total liabilities                                                 38,261,857
                                                                    ------------
NET ASSETS                                                          $326,804,493
                                                                    ------------
                                                                    ------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $253,622,828
Undistributed net investment loss                                       (130,478)
Accumulated net realized gain                                         65,501,507
Net unrealized appreciation                                            7,810,636
                                                                    ------------
NET ASSETS                                                          $326,804,493
                                                                    ------------
                                                                    ------------
CLASS A
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization (Net Assets $310,049,813)                             15,853,075

Net asset value per share                                                 $19.56
Offering price per share
  $19.56/(1-4.75%)                                                        $20.54

CLASS B
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization (Net Assets $16,754,680)                                 885,320

Net asset value and offering price per share                              $18.92

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $ 1,528,290
Dividends                                                                649,833
Security lending                                                         103,989
                                                                     -----------
    Total investment income                                            2,282,112
                                                                     -----------

EXPENSES
Investment advisory fee                                                1,341,690
Distribution fee--Class A                                                424,654
Distribution fee--Class B                                                 90,305
Financial agent fee                                                       79,596
Transfer agent                                                           361,346
Printing                                                                  39,043
Professional                                                              22,638
Custodian                                                                 17,736
Registration                                                              17,406
Trustees                                                                  10,908
Miscellaneous                                                              7,268
                                                                     -----------
    Total expenses                                                     2,412,590
                                                                     -----------
NET INVESTMENT LOSS                                                     (130,478)
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       65,348,405
Net change in unrealized appreciation (depreciation) on investments  (47,807,579)
                                                                     -----------

NET GAIN ON INVESTMENTS                                               17,540,826
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $17,410,348
                                                                     -----------
                                                                     -----------

12                     See Notes to Financial Statements

PHOENIX MID CAP PORTFOLIO
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                     ENDED
                                                                                  MAY 31, 1998     YEAR ENDED
                                                                                  (UNAUDITED)   NOVEMBER 30, 1997
                                                                                  ------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                                                    $   (130,478)   $   (450,831)
  Net realized gain                                                                 65,348,405      36,321,860
  Net change in unrealized appreciation (depreciation)                             (47,807,579)     (8,036,315)
                                                                                  ------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  17,410,348      27,834,714
                                                                                  ------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains--Class A                                                      (32,834,537)    (51,980,339)
  Net realized gains--Class B                                                       (1,762,236)     (2,025,912)
                                                                                  ------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (34,596,773)    (54,006,251)
                                                                                  ------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,554,611 and 2,046,000 shares, respectively)      30,878,131      41,010,257
  Net asset value of shares issued from reinvestment of distributions
    (1,768,894 and 2,624,028 shares, respectively)                                  32,229,250      49,101,364
  Cost of shares repurchased (4,915,279 and 8,074,195 shares, respectively)        (96,856,475)   (156,230,117)
                                                                                  ------------  -----------------
Total                                                                              (33,749,094)    (66,118,496)
                                                                                  ------------  -----------------
CLASS B
  Proceeds from sales of shares (42,717 and 229,655 shares, respectively)              820,598       4,456,304
  Net asset value of shares issued from reinvestment of distributions
    (96,344 and 102,293 shares, respectively)                                        1,704,319       1,877,087
  Cost of shares repurchased (177,894 and 234,195 shares, respectively)             (3,421,155)     (4,479,411)
                                                                                  ------------  -----------------
Total                                                                                 (896,238)      1,853,980
                                                                                  ------------  -----------------
  DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                   (34,645,332)    (64,264,516)
                                                                                  ------------  -----------------
  NET DECREASE IN NET ASSETS                                                       (51,831,757)    (90,436,053)
NET ASSETS
  Beginning of period                                                              378,636,250     469,072,303
                                                                                  ------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT LOSS OF
    ($130,478) AND $0, RESPECTIVELY)                                              $326,804,493    $378,636,250
                                                                                  ------------  -----------------
                                                                                  ------------  -----------------

                       See Notes to Financial Statements                      13

PHOENIX MID CAP PORTFOLIO
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED
                                                 5/31/98                            YEAR ENDED NOVEMBER 30,
                                               (UNAUDITED)       1997          1996          1995          1994          1993
                                               -----------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period            $  20.64       $   21.65     $   22.03     $   18.03     $   18.70     $   17.95
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                        --(1)        (0.02)(1)     (0.03)(1)      0.05(1)       0.11          0.11
  Net realized and unrealized gain                  0.84            1.52          2.53          4.74          0.10          1.44
                                               -----------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS                0.84            1.50          2.50          4.79          0.21          1.55
                                               -----------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                --              --            --         (0.06)        (0.10)        (0.13)
  Dividends from net realized gains                (1.92)          (2.51)        (2.88)        (0.73)        (0.78)        (0.67)
                                               -----------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                            (1.92)          (2.51)        (2.88)        (0.79)        (0.88)        (0.80)
                                               -----------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                          (1.08)          (1.01)        (0.38)         4.00         (0.67)         0.75
                                               -----------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $  19.56       $   20.64     $   21.65     $   22.03     $   18.03     $   18.70
                                               -----------     ---------     ---------     ---------     ---------     ---------
                                               -----------     ---------     ---------     ---------     ---------     ---------
Total return(2)                                     4.68%(4)        8.12%        13.52%        27.87%         1.03%         8.94%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $310,050        $360,053      $451,474      $487,674      $419,760      $426,027
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.31%(3)        1.33%         1.35%         1.42%         1.36%         1.34%
  Net investment income (loss)                     (0.04)%(3)      (0.08)%       (0.17)%        0.28%         0.59%         0.64%
Portfolio turnover                                   166%(4)         161%          242%          218%          227%          174%

                                                                             CLASS B
                                               --------------------------------------------------------------------
                                               SIX MONTHS                                                   FROM
                                                  ENDED                                                  INCEPTION
                                                 5/31/98              YEAR ENDED NOVEMBER 30,            7/18/94 TO
                                               (UNAUDITED)       1997          1996          1995         11/30/94
                                               -----------     ---------     ---------     ---------     ----------
Net asset value, beginning of period            $  20.11       $   21.30     $   21.85     $   17.97      $  17.68
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                     (0.07)(1)       (0.16)(1)     (0.18)(1)     (0.12)(1)     (0.01)
  Net realized and unrealized gain                  0.80            1.47          2.51          4.75          0.30
                                               -----------     ---------     ---------     ---------     ----------
    TOTAL FROM INVESTMENT OPERATIONS                0.73            1.31          2.33          4.63          0.29
                                               -----------     ---------     ---------     ---------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income                --              --            --         (0.02)           --
  Dividends from net realized gains                (1.92)          (2.50)        (2.88)        (0.73)           --
                                               -----------     ---------     ---------     ---------     ----------
    TOTAL DISTRIBUTIONS                            (1.92)          (2.50)        (2.88)        (0.75)           --
                                               -----------     ---------     ---------     ---------     ----------
Change in net asset value                          (1.19)          (1.19)        (0.55)         3.88          0.29
                                               -----------     ---------     ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $  18.92       $   20.11     $   21.30     $   21.85      $  17.97
                                               -----------     ---------     ---------     ---------     ----------
                                               -----------     ---------     ---------     ---------     ----------
Total return(2)                                     4.28%(4)        7.27%        12.75%        26.92%         1.64%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)          $16,755         $18,583       $17,599       $10,908        $1,519
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.06%(3)        2.08%         2.11%         2.18%         2.05%(3)
  Net investment income (loss)                     (0.79)%(3)      (0.85)%       (0.92)%       (0.58)%       (0.23)%(3)
Portfolio turnover                                   166%(4)         161%          242%          218%          227%

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized
(4) Not annualized
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

14                     See Notes to Financial Statements

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

INVESTOR PROFILE

  Phoenix International Portfolio is designed for long-term investors seeking above-average capital appreciation. Investors should note that foreign investing involves special risks, such as currency fluctuation, less public disclosure, and economic and political risks.

INVESTMENT ADVISER'S REPORT

  For the six months ended May 31, 1998, Phoenix International Portfolio Class A shares returned 32.40% and Class B shares earned 31.82% compared with 16.22% for the Morgan Stanley Capital International (MSCI) EAFE Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  The Fund's very strong performance against its benchmark was largely due to our lack of exposure to Southeast Asia. Early last year, we had determined that we would not invest in the region until the extent of the bad debt problem in the banking system was clarified and steps to resolve the problems had been taken. The Portfolio also benefited from our underweighted position in Japan.

  An overweighting in Europe versus the benchmark was very positive for the Portfolio. The areas that contributed most to performance were the U.K., Italy, France, Spain, and the Netherlands. The region has benefited from the continued good news on European Monetary Union as well as economic recovery.

  We have moderate exposure to Latin America where our primary focus is Brazil. Although the region has suffered external shocks due to the Asian crisis as well as collapsing oil prices, the countries and companies are fundamentally sound and should exhibit the higher growth expected in emerging economies.

OUTLOOK

  We believe that Europe will continue to outperform the world during the rest of the year. There are many factors that are driving these markets that should remain in place as the year progresses. Low and falling interest rates, economic recovery, and growth in corporate earnings provide a positive backdrop for more gains. We intend to emphasize financial and domestically sensitive stocks since these areas stand to gain the most from continuing European economic recovery and the Economic Monetary Union.

  All of Asia, on the other hand, has many problems that still need to be addressed and rectified for the markets to have any meaningful recovery. Japan is the key to the region as it is the largest and most financially secure country. In our view, Japan will have difficulty in increasing economic growth, and exports are certain to slow as other Asian economies demand for imports diminishes.

  Latin America continues to be plagued by the effects of the financial crisis in Southeast Asia. The combination of higher emerging country risk and the uncertainty of how the region will fare with slowing exports to Asia and, more importantly, increased competition from Asian exports has dampened investor interest. We will continue to monitor events in this region.

* The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, commonly used measure of foreign stock fund performance. The Index is not available for direct investment.

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1998
                                  (UNAUDITED)

                                                                               SHARES         VALUE
                                                                              ---------  ---------------
FOREIGN COMMON STOCKS--95.7%
AUSTRALIA--0.4%
  Westpac Banking Corporation Ltd. (Banks-Major-Regional)........               131,000  $       865,648
                                                                                         ---------------
BELGIUM--1.2%
  Kredietbank NV (Banks-Major-Regional)..........................                 3,200        2,246,865
                                                                                         ---------------
BRAZIL--0.8%
  Telecomunicacoes Brasilieras SA Sponsored ADR (Telephone)......                13,900        1,482,087
                                                                                         ---------------
CANADA--1.0%
  Bank of Montreal (Banks-Money Center)..........................                35,400        1,991,457
                                                                                         ---------------
FINLAND--3.3%
  Merita PLC Class A (Banks-Major-Regional)......................               142,800          898,763
  Raisio Group PLC (Foods) (b)...................................                21,000        3,934,123
  Tieto Corp. Class B (Computer Software & Services).............                 7,000        1,537,473
                                                                                         ---------------
                                                                                               6,370,359
                                                                                         ---------------
FRANCE--11.9%
  Alcatel Alsthom (Telecommunications-Cellular/Wireless).........                19,600        4,193,375
  Atos SA (Computer Software & Services) (b).....................                 5,400          992,851
  Axa-UAP (Insurance-Multi-Line).................................                24,931        2,837,818
  Banque Nationale de Paris (Banks-Money Center).................                54,000        4,612,245
  Coflexip SA (Oil & Gas-Drilling & Equipment)...................                10,800        1,619,250
  Galeries Lafayette (Retail-General Merchandise)................                 1,390        1,347,536
  Natexis (Investment Banking/Brokerage).........................                20,000        1,467,548
  Pinault-Printemps Redoute SA (Retail-General Merchandise)......                 1,250        1,028,997
  Scor (Insurance-Multi-Line)....................................                15,400          970,420
  Societe Generale (Banks-Money Center)..........................                20,300        4,020,796
                                                                                         ---------------
                                                                                              23,090,836
                                                                                         ---------------
GERMANY--5.5%
  Adidas AG (Textiles-Apparel)...................................                 8,050        1,422,349
  Bayerische Motoren Werke AG (Automobiles)......................                 1,600        1,694,423
  Bayerische Motoren Werke AG New (Automobiles)..................                   320          337,449
  Deutsche Lufthansa AG (Airlines)...............................               118,750        2,970,765
  Mannesmann AG (Industrial).....................................                 2,300        2,251,247

                                                                               SHARES         VALUE
                                                                              ---------  ---------------
GERMANY--CONTINUED
  Muenchener Rueckversicherungs-Gesellschaft AG (Insurance-
    Reinsurance).................................................                 4,400  $     2,000,348
                                                                                         ---------------
                                                                                              10,676,581
                                                                                         ---------------
HONG KONG--0.0%
  Henderson China Holding Ltd. (Real Estate).....................                   780              372
                                                                                         ---------------
HUNGARY--0.6%
  Magyar Tavkozlesi Rt. Unsponsored ADR (Telecommunications-Long
    Distance) (b)................................................                40,700        1,139,600
                                                                                         ---------------
IRELAND--0.5%
  Elan Corp. PLC Sponsored ADR (Health Care (Medical Products &
    Supplies)) (b)...............................................                15,515          949,324
                                                                                         ---------------
ITALY--9.4%
  Banca Fideuram SPA (Banks-Major-Regional)......................               173,100        1,084,338
  Banca Popolare di Brescia (Financial-Diversified)..............               107,000        2,213,940
  Ericsson SPA (Communications Equipment)........................                30,000        1,931,352
  Istituto Mobiliare Italiano SPA (Diversified-Miscellaneous)....               139,200        2,384,972
  La Fondiaria Assicurazioni (Insurance-Multi-Line) (b)..........               172,300        1,116,105
  Mediaset SPA (Publishing) (b)..................................               265,100        1,701,390
  Mediolanum SPA (Insurance-Multi-Line) (b)......................                61,000        2,045,139
  Telecom Italia Mobile di Risp (Communications Equipment).......               474,000        1,721,380
  Telecom Italia Mobile SPA (Communications Equipment)...........               365,000        2,159,708
  Telecom Italia SPA (Communications Equipment)..................               255,000        1,928,321
                                                                                         ---------------
                                                                                              18,286,645
                                                                                         ---------------
MEXICO--2.5%
  Cemex SA de C.V. Class B (Building Materials)..................               142,500          693,424
  Coca-Cola Femsa SA Sponsored ADR (Beverages-Non Alcoholic)
    (c)..........................................................                84,900        1,443,300
  Grupo Financiero Bancomer SA de C.V. Class B
    (Banks-Major-Regional).......................................             1,210,000          606,645
  Telefonos de Mexico SA Sponsored ADR Class L (Telephone).......                43,800        2,077,762
                                                                                         ---------------
                                                                                               4,821,131
                                                                                         ---------------

16                     See Notes to Financial Statements

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

                                                                               SHARES         VALUE
                                                                              ---------  ---------------
NETHERLANDS--8.6%
  AKZO Nobel NV (Chemical) (b)...................................                12,800  $     2,677,126
  Getronics NV (Computer Software & Services)....................                43,700        2,175,125
  IHC Caland NV (Oil & Gas-Drilling & Equipment).................                29,400        1,650,666
  ING Groep NV (Banks-Money Center)..............................                49,500        3,402,527
  Vendex International NV (Retail-General Merchandise) (b).......                52,300        3,540,327
  VNU-Verenigde Bezit (Publishing)...............................                96,400        3,310,769
                                                                                         ---------------
                                                                                              16,756,540
                                                                                         ---------------
NORWAY--1.5%
  Merkantildata ASA (Computer Software & Services)...............               205,000        2,871,282
                                                                                         ---------------
PERU--1.0%
  Telefonica del Peru SA Sponsored ADR (Telephone)...............                86,500        1,870,562
                                                                                         ---------------
POLAND--0.2%
  Amica Wronki SA (Retail-General Merchandise) (b)...............                33,856          349,129
                                                                                         ---------------
PORTUGAL--2.7%
  Brisa-Auto Estradas de Portugal SA (Truckers & Marine).........                 3,100          141,025
  Portugal Telecom SA (Communications Equipment).................                47,500        2,499,314
  Telecel-Comunicacoes Pessoais SA (Communications Equipment)
    (b)..........................................................                14,600        2,560,701
                                                                                         ---------------
                                                                                               5,201,040
                                                                                         ---------------
SPAIN--6.1%
  Banco Popular Espanol SA (Banks-Major-Regional)................                45,200        3,590,549
  Banco Santander SA (Banks-Money Center)........................                87,100        4,391,983
  Telefonica de Espana (Telephone)...............................                86,400        3,865,631
                                                                                         ---------------
                                                                                              11,848,163
                                                                                         ---------------
SWEDEN--3.0%
  ForeningsSparbanken AB (Banks-Major-Regional)..................                48,000        1,443,507
  Skandia Forsakrings AB (Insurance-Multi-Line)..................               301,500        4,408,384
                                                                                         ---------------
                                                                                               5,851,891
                                                                                         ---------------
SWITZERLAND--9.6%
  Credit Suisse Group Registered Shares (Banks-Major-Regional)...                15,500        3,417,353
  Novartis AG Registered Shares (Health Care Diversified)........                 3,040        5,156,341
                                                                               SHARES         VALUE
                                                                              ---------  ---------------
SWITZERLAND--CONTINUED
  Schweizerische Lebensversicherungs-und Rentenanstalt Bearer
    (Insurance-Life/ Health).....................................                 4,260  $     3,445,730
  Schweizerische Rueckversicherungs-Gesellschaft Registered
    (Insurance-Reinsurance)......................................                   800        1,846,574
  Zurich Versicherungs-Gesellschaft Registered Shares
    (Insurance-Multi-Line).......................................                 7,710        4,823,215
                                                                                         ---------------
                                                                                              18,689,213
                                                                                         ---------------
UNITED KINGDOM--25.9%
  British Aerospace PLC (Aerospace & Defense)....................               562,000        4,976,371
  Cable & Wireless Communications PLC
    (Telecommunications-Cellular/ Wireless) (b)..................               447,100        3,437,660
  Compass Group PLC (Lodging & Restaurants)......................               149,300        3,092,005
  GKN PLC (Auto Parts & Equipment)...............................               177,400        2,638,305
  Granada Group PLC (Leisure Time Products)......................                61,000        1,142,948
  Kingfisher PLC (Retail-General Merchandise)....................                51,900          918,277
  Legal & General Group PLC (Financial-Diversified)..............               348,500        3,847,406
  Lloyds TSB Group PLC (Financial-Diversified)...................               354,500        5,142,080
  Misys PLC (Computer Software & Services).......................                40,600        2,447,004
  National Express Group PLC (Railroads).........................               119,600        2,124,883
  Next PLC (Retail-General Merchandise)..........................               250,500        2,263,050
  Norwich Union PLC (Insurance-Life/ Health).....................               140,000        1,013,649
  Rentokil Initial PLC (Services-Facilities & Environmental).....               408,000        2,842,620
  SEMA Group PLC (Telecommunications-Cellular/Wireless)..........                24,000          939,289
  Siebe PLC (Electrical Equipment)...............................                89,000        2,227,794
  SmithKline Beecham PLC (Health Care (Drugs-Major
    Pharmaceuticals))............................................                78,760          852,164
  Stagecoach Holdings PLC (Professional Services) (b)............               110,700        2,441,527
  Vodafone Group PLC (Telephone).................................               255,000        2,798,542
  WPP Group PLC (Services-Advertising/ Marketing)................               552,000        3,508,339
  Williams PLC (Diversified Miscellaneous).......................               243,000        1,743,555
                                                                                         ---------------
                                                                                              50,397,468
                                                                                         ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $128,506,990).......................................................      185,756,193
                                                                                         ---------------

                       See Notes to Financial Statements                      17

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

                                                                               SHARES         VALUE
                                                                              ---------  ---------------
PREFERRED STOCKS--3.5%
GERMANY--3.5%
  SAP AG-Vorzug Pfd. (Computer Software & Services)..............                12,100  $     6,719,243
                                                                                         ---------------
TOTAL PREFERRED STOCKS
  (Identified cost $2,944,141).........................................................        6,719,243
                                                                                         ---------------
RIGHTS--0.0%
MEXICO--0.0%
  Cemex SA de C.V. Class B Rights (Building Materials) (b).......               142,500                0
                                                                                         ---------------
TOTAL RIGHTS
  (Identified cost $0).................................................................                0
                                                                                         ---------------
TOTAL LONG-TERM INVESTMENTS--99.2%
  (Identified cost $131,451,131).......................................................      192,475,436
                                                                                         ---------------

                                                                    STANDARD       PAR
                                                                    & POOR'S      VALUE
                                                                     RATING       (000)         VALUE
                                                                   -----------  ---------  ---------------
SHORT-TERM OBLIGATIONS--2.7%
COMMERCIAL PAPER--2.7%
  Ciesco L.P. 5.65%, 6/1/98......................................  A-1+         $  2,380   $     2,380,000
  Sara Lee Corp. 5.53%, 6/2/98...................................  A-1+            2,820         2,819,567
                                                                                           ---------------
                                                                                                 5,199,567
                                                                                           ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $5,199,567)...........................................................        5,199,567
                                                                                           ---------------
TOTAL INVESTMENTS--101.9%
  (Identified cost $136,650,698).........................................................      197,675,003(a)
  Cash and receivables, less liabilities--(1.9%).........................................
                                                                                                (3,664,323)
                                                                                           ---------------
NET ASSETS--100.0%.......................................................................  $   194,010,680
                                                                                           ---------------
                                                                                           ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $62,484,631 and gross depreciation of $1,460,326 for federal income tax purposes. At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $136,650,698.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

18                     See Notes to Financial Statements

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

                            INDUSTRY DIVERSIFICATION
            AS A PERCENTAGE OF TOTAL VALUE OF LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense................................................      2.6 %
Airlines.........................................................      1.5 %
Auto Parts & Equipment...........................................      1.4 %
Automobiles......................................................      1.1 %
Banks-Major-Regional.............................................      5.6 %
Banks-Money Center...............................................      9.6 %
Beverages........................................................      0.7 %
Building Materials...............................................      0.4 %
Chemical.........................................................      1.4 %
Communications Equipment.........................................      6.6 %
Computer-Software & Services.....................................      8.7 %
Diversified-Miscellaneous........................................      2.1 %
Electrical Equipment.............................................      1.2 %
Financial-Diversified............................................      7.6 %
Foods............................................................      2.0 %
Health Care-Diversified..........................................      2.7 %
Health Care-Drugs-Major Pharmaceuticals..........................      0.4 %
Health Care-Medical Products & Supplies..........................      0.5 %
Industrial.......................................................      1.2 %
Insurance-Reinsurance............................................      2.0 %
Insurance-Life/Health............................................      2.3 %
Insurance-Multi-Line.............................................      8.4 %
Investment Banking/Brokerage.....................................      0.8 %
Leisure Time Products............................................      0.6 %
Lodging & Restaurants............................................      1.6 %
Oil & Gas-Drilling & Equipment...................................      1.7 %
Professional Services............................................      1.3 %
Publishing.......................................................      2.6 %
Railroads........................................................      1.1 %
Real Estate......................................................      0.0 %
Retail-General Merchandise.......................................      4.9 %
Services-Facilities & Environmental..............................      1.5 %
Services-Advertising/Marketing...................................      1.8 %
Telecommunications-Long Distance.................................      0.6 %
Telecommunications-Cellular/Wireless.............................      4.4 %
Telephone........................................................      6.3 %
Textiles-Apparel.................................................      0.7 %
Truckers & Marine................................................      0.1 %
                                                                     ------
                                                                     100.0 %
                                                                     ------
                                                                     ------

                       See Notes to Financial Statements                      19

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $136,650,698)                                    $197,675,003
Cash                                                                       6,157
Foreign currency at value
  (Identified cost $503)                                                     503
Receivables
  Dividends and interest                                                 539,410
  Fund shares sold                                                       182,213
  Tax reclaim                                                            141,613
                                                                    ------------
    Total assets                                                     198,544,899
                                                                    ------------
LIABILITIES
Payables
  Fund shares repurchased                                              1,943,040
  Net unrealized depreciation on foreign currency contracts            2,143,063
  Closed foreign currency contracts                                       69,627
  Investment advisory fee                                                123,978
  Distribution fee                                                        51,212
  Transfer agent fee                                                      36,641
  Financial agent fee                                                      8,481
  Trustees' fee                                                            7,106
Accrued expenses                                                         151,071
                                                                    ------------
    Total liabilities                                                  4,534,219
                                                                    ------------
NET ASSETS                                                          $194,010,680
                                                                    ------------
                                                                    ------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $129,662,295
Undistributed net investment income                                      244,190
Accumulated net realized gain                                          5,227,711
Net unrealized appreciation                                           58,876,484
                                                                    ------------
NET ASSETS                                                          $194,010,680
                                                                    ------------
                                                                    ------------

CLASS A
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization (Net Assets $179,398,303)                             10,705,333

Net asset value per share                                                 $16.76
Offering price per share
  $16.76/(1-4.75%)                                                        $17.60

CLASS B
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization (Net Assets $14,612,377)                                 898,979

Net asset value and offering price per share                              $16.25

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $ 1,697,865
Interest                                                                 230,246
Foreign taxes withheld                                                  (114,745)
                                                                     -----------
    Total investment income                                            1,813,366
                                                                     -----------

EXPENSES
Investment advisory fee                                                  641,365
Distribution fee--Class A                                                197,662
Distribution fee--Class B                                                 64,507
Financial agent fee                                                       45,177
Transfer agent                                                           128,111
Custodian                                                                 85,516
Professional                                                              26,380
Printing                                                                  18,523
Registration                                                              12,658
Trustees                                                                  10,909
Miscellaneous                                                              5,930
                                                                     -----------
    Total expenses                                                     1,236,738
                                                                     -----------
NET INVESTMENT INCOME                                                    576,628
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                        6,247,591
Net realized gain on foreign currency transactions                       508,040
Net change in unrealized appreciation (depreciation) on investments   42,018,738
Net change in unrealized appreciation (depreciation) on foreign
  currency and foreign currency transactions                          (2,147,821)
                                                                     -----------
NET GAIN ON INVESTMENTS                                               46,626,548
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $47,203,176
                                                                     -----------
                                                                     -----------

20                     See Notes to Financial Statements

Phoenix International Portfolio
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                      ENDED
                                                                   MAY 31, 1998     YEAR ENDED
                                                                   (UNAUDITED)   NOVEMBER 30, 1997
                                                                   ------------  -----------------
FROM OPERATIONS
  Net investment income                                            $    576,628    $    234,826
  Net realized gain                                                   6,755,631      11,443,109
  Net change in unrealized appreciation (depreciation)               39,870,917        (622,326)
                                                                   ------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   47,203,176      11,055,609
                                                                   ------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                             --      (2,608,239)
  Net investment income--Class B                                             --        (129,259)
  Net realized gains--Class A                                       (12,005,464)    (12,021,547)
  Net realized gains--Class B                                          (942,871)       (658,133)
                                                                   ------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS         (12,948,335)    (15,417,178)
                                                                   ------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (3,423,280 and 4,286,206 shares,
    respectively)                                                    52,613,331      59,385,258
  Net asset value of shares issued from reinvestment of
    distributions
    (829,298 and 1,013,490 shares, respectively)                     10,631,599      12,960,134
  Cost of shares repurchased (3,000,890 and 5,208,361 shares,
    respectively)                                                   (46,895,135)    (72,329,439)
                                                                   ------------  -----------------
Total                                                                16,349,795          15,953
                                                                   ------------  -----------------
CLASS B
  Proceeds from sales of shares (330,066 and 728,032 shares,
    respectively)                                                     4,728,274       9,939,001
  Net asset value of shares issued from reinvestment of
    distributions
    (68,327 and 56,632 shares, respectively)                            852,722         713,037
  Cost of shares repurchased (248,486 and 524,764 shares,
    respectively)                                                    (3,672,639)     (7,287,447)
                                                                   ------------  -----------------
Total                                                                 1,908,357       3,364,591
                                                                   ------------  -----------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                     18,258,152       3,380,544
                                                                   ------------  -----------------
  NET INCREASE (DECREASE) IN NET ASSETS                              52,512,993        (981,025)
NET ASSETS
  Beginning of period                                               141,497,687     142,478,712
                                                                   ------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
    $244,190 AND ($332,438), RESPECTIVELY)                         $194,010,680    $141,497,687
                                                                   ------------  -----------------
                                                                   ------------  -----------------

                       See Notes to Financial Statements                      21

PHOENIX INTERNATIONAL PORTFOLIO
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED
                                                 5/31/98                           YEAR ENDED NOVEMBER 30,
                                               (UNAUDITED)       1997          1996          1995          1994          1993
                                               -----------     ---------     ---------     ---------     ---------     --------
Net asset value, beginning of period             $13.89        $   14.48     $   12.20     $   12.63     $   11.16     $   8.96
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                     0.05(1)          0.03(1)       0.04(1)       0.03(1)      (0.01)          --
  Net realized and unrealized gain                 4.06             1.01          2.28          0.42          1.48         2.20
                                               -----------     ---------     ---------     ---------     ---------     --------
    TOTAL FROM INVESTMENT OPERATIONS               4.11             1.04          2.32          0.45          1.47         2.20
                                               -----------     ---------     ---------     ---------     ---------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income               --            (0.29)           --            --            --           --
  Dividends from net realized gains               (1.24)           (1.34)        (0.04)        (0.88)           --           --
                                               -----------     ---------     ---------     ---------     ---------     --------
    TOTAL DISTRIBUTIONS                           (1.24)           (1.63)        (0.04)        (0.88)           --           --
                                               -----------     ---------     ---------     ---------     ---------     --------
Change in net asset value                          2.87            (0.59)         2.28         (0.43)         1.47         2.20
                                               -----------     ---------     ---------     ---------     ---------     --------
NET ASSET VALUE, END OF PERIOD                   $16.76        $   13.89     $   14.48     $   12.20     $   12.63     $  11.16
                                               -----------     ---------     ---------     ---------     ---------     --------
                                               -----------     ---------     ---------     ---------     ---------     --------
Total return(2)                                   32.40%(4)         8.21%        19.03%         4.12%        13.17%       24.55%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)        $179,398         $131,338      $135,524      $129,352      $167,918      $91,196
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.38%(3)         1.56%         1.57%         1.70%         1.47%        1.78%
  Net investment income (loss)                     0.72%(3)         0.22%         0.33%         0.23%         0.20%       (0.04)%
Portfolio turnover                                   32%(4)          167%          151%          236%          186%         191%

                                                                           CLASS B
                                               ---------------------------------------------------------------
                                               SIX MONTHS                                              FROM
                                                  ENDED                                             INCEPTION
                                                 5/31/98           YEAR ENDED NOVEMBER 30,          7/15/94 TO
                                               (UNAUDITED)       1997        1996        1995        11/30/94
                                               -----------     --------     -------     -------     ----------
Net asset value, beginning of period             $13.56        $  14.22     $ 12.07     $ 12.60       $12.80
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                     0.00(1)        (0.08)(1)   (0.05)(1)   (0.07)(1)    (0.01)
  Net realized and unrealized gain (loss)          3.93            1.00        2.24        0.42        (0.19)
                                               -----------     --------     -------     -------     ----------
    TOTAL FROM INVESTMENT OPERATIONS               3.93            0.92        2.19        0.35        (0.20)
                                               -----------     --------     -------     -------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income               --           (0.24)         --          --           --
  Dividends from net realized gains               (1.24)          (1.34)      (0.04)      (0.88)          --
                                               -----------     --------     -------     -------     ----------
    TOTAL DISTRIBUTIONS                           (1.24)          (1.58)      (0.04)      (0.88)          --
                                               -----------     --------     -------     -------     ----------
Change in net asset value                          2.69           (0.66)       2.15       (0.53)       (0.20)
                                               -----------     --------     -------     -------     ----------
NET ASSET VALUE, END OF PERIOD                   $16.25        $  13.56     $ 14.22     $ 12.07       $12.60
                                               -----------     --------     -------     -------     ----------
                                               -----------     --------     -------     -------     ----------
Total return(2)                                   31.82%(4)        7.37%      18.16%       3.28%       (1.56)%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $14,612         $10,159     $ 6,955     $ 3,261       $1,991
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.13%(3)        2.31%       2.31%       2.50%        1.93%(3)
  Net investment income (loss)                     0.07%(3)       (0.55)%     (0.39)%     (0.61)%       0.36%(3)
Portfolio turnover                                   32%(4)         167%        151%        236%         186%

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

22                     See Notes to Financial Statements

PHOENIX REAL ESTATE SECURITIES PORTFOLIO
----------------------------------------------------------------

INVESTOR PROFILE
  Phoenix Real Estate Securities Portfolio is designed for investors seeking portfolio diversification and investment in real assets. The Portfolio's objective is to emphasize appreciation and current yield equally. Real estate investing involves certain risks, including refinancing, economic impact on the industry, changes in the value of properties owned, dependency on management skills and liquidity risks similar to those linked with small company investing.

INVESTMENT ADVISER'S REPORT
  For the six months ended May 31, 1998, Phoenix Real Estate Securities Portfolio provided a return of -5.26% for Class A shares and -5.56% for Class B shares compared with -2.13% for the NAREIT Equity Total Return Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  At the end of the first five months of 1998 the REIT (real estate investment trusts) sector, while exhibiting strong earnings growth and good fundamentals, continued to lag the price strength seen in the broader equity market. The S&P 500 Index** was up 13.1% and the Russell 2000 Index gained 4.7%.*** In comparison, REITs at the end of the first five months, according to the NAREIT Equity Total Return Index had a loss of -4.4%. In May the NAREIT Equity Total Return Index fell -0.70% and the S&P 500 fell -1.75%.

  First-quarter numbers indicated average growth in Funds From Operations (similar to a price-to-earnings ratio) above 13%, meeting and exceeding expectations. However, investors have been focused on the following factors: (1) continued high volume of equity and debt offerings that are running ahead of demand; (2) new record highs in the broader equity market, which has attracted capital away from the REIT sector to highly valued "growth" companies; (3) lower expected earnings growth rates; (4) the uncertainty about modifications to the REIT structure proposed by the Administration and being worked through Congress;
(5) higher prices paid for acquisitions and overbuilding concerns in the hotel, office, and industrial sectors; and (6) defensive investors' preference for utilities.

  As REITs experience price weakness, the number of equity offerings is declining. In addition, the number of management teams that implement equity repurchase programs is likely to increase. We should also see an increase in the recycling of capital as management teams sell "fully valued" real estate holdings to reinvest the capital in those that offer greater upside.

OUTLOOK
  We continue to believe the broader market will moderate this year, leaving investors looking for diversification and defensive investments supported by dividend yield. Historically, REITs have demonstrated a low and declining correlation with the broader equity market, which ultimately provides a diversification benefit. Secondly, the dividend yield of the NAREIT Equity Total Return Index was 6.07% at the end of May. This compares favorably to a yield of 4.35% for the S&P Utilities Index and a yield of 5.57% on a 10-year Treasury bond at month end. We believe REITs offer excellent dividend protection, and we believe a large number of REITs will increase their dividends this year at the rate of their earnings growth. Many REITs are paying out only 60-65% of their cash flow in dividends right now and approaching minimum payout levels. Should Funds From Operations growth slow to 8-9% from current levels, we would still find that an attractive rate, given the consensus 1998 earnings growth estimate for the S&P 500 is less than 7%.

  Concerns regarding modifications to the REIT tax structure by Congress are overblown, in our opinion. Only four equity REITs will have to

PHOENIX REAL ESTATE SECURITIES PORTFOLIO
----------------------------------------------------------------
adjust their future real estate acquisition structure to match that of the 179 other equity REITs if required to de-link real estate operations from ownership.

  Cap rates on acquisitions have come down as the real estate cycle across most sectors has moved closer to equilibrium. In certain sub-markets (the Southeast, for example) and certain sectors (rural, extended stay, or mid- to low-priced hotels, for example), we have seen overbuilding and have avoided these areas in the portfolio. However, as a percentage of existing real estate, we are not concerned about development and believe that overall, it is warranted.

  * The NAREIT (National Association of Real Estate Investment Trusts) Index is an unmanaged, commonly used measure of the real estate equity market. The Index is not available for direct investment.
 ** The S&P 500 Index is an unmanaged, commonly used measure of common stock total return performance. The Index is not available for direct investment. *** The Russell 2000 Index is an unmanaged, commonly used measure of small company total return performance. The Index is not available for direct investment.

Phoenix Real Estate Securities Portfolio
------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1998
                                  (UNAUDITED)

                                                                               SHARES         VALUE
                                                                              ---------  ---------------
COMMON STOCKS--98.0%
REAL ESTATE INVESTMENT TRUSTS--97.9%
COMMERCIAL--35.3%
OFFICE/INDUSTRIAL--33.2%
  Boston Properties, Inc.........................................               92,200   $     3,134,800
  Duke Realty Investments, Inc...................................               93,400         2,113,175
  Equity Office Properties Trust.................................               40,360         1,109,900
  First Industrial Realty Trust, Inc.............................               59,000         1,829,000
  Highwoods Properties, Inc......................................               73,000         2,409,000
  Mack-Cali Realty Corp..........................................               57,900         2,084,400
  Reckson Associates Realty Corp.................................               60,700         1,509,912
  Spieker Properties, Inc........................................               79,400         3,161,113
  Weeks Corp.....................................................               37,300         1,191,269
                                                                                         ---------------
                                                                                              18,542,569
                                                                                         ---------------
STORAGE--2.1%
  Storage USA, Inc...............................................               31,700         1,178,844
                                                                                         ---------------
TOTAL COMMERCIAL.......................................................................       19,721,413
                                                                                         ---------------
DIVERSIFIED--16.3%
  Colonial Properties Trust......................................               55,000         1,670,625
  Crescent Real Estate Equities Co...............................              126,400         4,329,200
  Vornado Realty Trust...........................................               81,500         3,127,563
                                                                                         ---------------
                                                                                               9,127,388
                                                                                         ---------------
HEALTH CARE--3.3%
  Nationwide Health Properties, Inc..............................               56,400         1,353,600
  OMEGA Healthcare Investors, Inc................................               14,000           482,125
                                                                                         ---------------
                                                                                               1,835,725
                                                                                         ---------------
HOTELS--13.9%
  Patriot American Hospitality, Inc..............................              111,301         2,664,268
  Starwood Hotels & Resorts combined certificate.................               72,600         3,425,812
  Sunstone Hotel Investors, Inc..................................              118,200         1,699,125
                                                                                         ---------------
                                                                                               7,789,205
                                                                                         ---------------
NET LEASE--3.7%
  TriNet Corporate Realty Trust, Inc.............................               60,000         2,092,500
                                                                                         ---------------
RESIDENTIAL--15.4%
APARTMENTS--11.8%
  Bay Apartment Communities, Inc.................................               40,700         1,495,725
  Equity Residential Properties Trust............................               54,800         2,681,775
  Essex Property Trust, Inc......................................               38,400         1,248,000
  Irvine Apartment Communities, Inc..............................               40,500         1,209,937
                                                                                         ---------------
                                                                                               6,635,437
                                                                                         ---------------

                                                                               SHARES         VALUE
                                                                              ---------  ---------------
MANUFACTURED HOMES--3.6%
  Manufactured Home Communities, Inc.............................               41,500   $     1,034,906
  Sun Communities, Inc...........................................               28,200           957,037
                                                                                         ---------------
                                                                                               1,991,943
                                                                                         ---------------
TOTAL RESIDENTIAL......................................................................        8,627,380
                                                                                         ---------------
RETAIL--10.0%
COMMUNITY/NEIGHBORHOOD--1.7%
  Developers Diversified Realty Corp.............................               24,600           964,013
                                                                                         ---------------
FACTORY OUTLET--2.3%
  Chelsea GCA Realty, Inc........................................               31,600         1,265,975
                                                                                         ---------------
REGIONAL MALLS--6.0%
  Macerich Co. (The).............................................               43,800         1,182,600
  Rouse Co. (The)................................................               16,500           496,031
  Simon DeBartolo Group, Inc.....................................               22,208           741,192
  Urban Shopping Centers, Inc....................................               28,000           924,000
                                                                                         ---------------
                                                                                               3,343,823
                                                                                         ---------------
TOTAL RETAIL...........................................................................        5,573,811
                                                                                         ---------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $48,229,890)........................................................       54,767,422
                                                                                         ---------------
REAL ESTATE OPERATING COMPANIES--0.1%
HEALTH CARE--0.1%
  OMEGA Worldwide, Inc. (b)......................................                4,641            40,319
                                                                                         ---------------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $34,816)............................................................           40,319
                                                                                         ---------------
TOTAL COMMON STOCKS
  (Identified cost $48,264,706)........................................................       54,807,741
                                                                                         ---------------

                                                                    STANDARD       PAR
                                                                    & POOR'S      VALUE
                                                                     RATING       (000)
                                                                   -----------  ---------
SHORT-TERM OBLIGATIONS--2.1%
COMMERCIAL PAPER--2.1%
  Marsh & McLennan Cos., Inc. 5.60%, 6/1/98......................  A-1+           $1,195         1,195,000
                                                                                           ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,195,000)...........................................................        1,195,000
                                                                                           ---------------

TOTAL INVESTMENTS--100.1%
  (Identified cost $49,459,706)..........................................................       56,002,741(a)
  Cash and receivables, less liabilities--(0.1)%.........................................          (55,297)
                                                                                           ---------------
NET ASSETS--100.0%.......................................................................  $    55,947,444
                                                                                           ---------------
                                                                                           ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,675,680 and gross depreciation of $1,133,647 for federal income tax purposes. At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $49,460,708.
(b)  Non-income producing.

                       See Notes to Financial Statements                      25

Phoenix Real Estate Securities Portfolio
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $49,459,706)                $  56,002,741
Cash                                                   3,818
Receivables
  Fund shares sold                                    75,980
  Dividends                                           58,536
                                               -------------
    Total assets                                  56,141,075
                                               -------------

LIABILITIES
Payables
  Fund shares repurchased                             88,323
  Distribution fee                                    27,417
  Investment advisory fee                             27,328
  Trustees' fee                                        9,179
  Financial agent fee                                  6,964
  Transfer agent fee                                   3,262
Accrued expenses                                      31,158
                                               -------------
    Total liabilities                                193,631
                                               -------------
NET ASSETS                                     $  55,947,444
                                               -------------
                                               -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                     $  48,620,326
Undistributed net investment income                  168,971
Accumulated net realized gain                        615,112
Net unrealized appreciation                        6,543,035
                                               -------------
NET ASSETS                                     $  55,947,444
                                               -------------
                                               -------------
CLASS A
Shares of beneficial interest outstanding, $1
  par value, unlimited authorization (Net
  Assets $32,485,386)                              2,272,939

Net asset value per share                             $14.29
Offering price per share
  $14.29/(1-4.75%)                                    $15.00

CLASS B
Shares of beneficial interest outstanding, $1
  par value, unlimited authorization (Net
  Assets $23,462,058)                              1,648,822

Net asset value and offering price per share          $14.23

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                       $  1,138,907
Interest                                              27,349
                                                ------------
    Total investment income                        1,166,256
                                                ------------

EXPENSES
Investment advisory fee                              219,356
Distribution fee--Class A                             43,302
Distribution fee--Class B                            119,264
Financial agent fee                                   40,888
Transfer agent                                        47,457
Registration                                          14,455
Professional                                          13,004
Printing                                               9,900
Trustees                                               6,981
Custodian                                              5,099
Miscellaneous                                            793
                                                ------------
    Total expenses                                   520,499
    Less expenses borne by investment adviser        (50,835)
                                                ------------
    Net expenses                                     469,664
                                                ------------
NET INVESTMENT INCOME                                696,592
                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                      616,848
Net change in unrealized appreciation
  (depreciation) on investments                   (4,576,527)
                                                ------------
NET LOSS ON INVESTMENTS                           (3,959,679)
                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    ($ 3,263,087)
                                                ------------
                                                ------------

26                     See Notes to Financial Statements

Phoenix Real Estate Securities Portfolio
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                           MAY 31, 1998       YEAR ENDED
                                                                                            (UNAUDITED)    NOVEMBER 30, 1997
                                                                                           -------------  -------------------
FROM OPERATIONS
  Net investment income                                                                     $   696,592      $   1,449,798
  Net realized gain                                                                             616,848          3,771,039
  Net change in unrealized appreciation (depreciation)                                       (4,576,527)         6,590,856
                                                                                           -------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (3,263,087)        11,811,693
                                                                                           -------------  -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                               (486,821)        (1,017,253)
  Net investment income--Class B                                                               (253,284)          (412,660)
  Net realized gains--Class A                                                                (2,255,194)          (436,592)
  Net realized gains--Class B                                                                (1,515,151)          (164,397)
                                                                                           -------------  -------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (4,510,450)        (2,030,902)
                                                                                           -------------  -------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (299,860 and 1,072,429 shares, respectively)                  4,533,570         15,754,217
  Net asset value of shares issued from reinvestment of distributions
    (173,443 and 96,059 shares, respectively)                                                 2,592,244          1,368,531
  Cost of shares repurchased (417,948 and 692,074 shares, respectively)                      (6,373,264)       (10,024,000)
                                                                                           -------------  -------------------
Total                                                                                           752,550          7,098,748
                                                                                           -------------  -------------------
CLASS B
  Proceeds from sales of shares (268,406 and 851,567 shares, respectively)                    4,039,246         12,428,285
  Net asset value of shares issued from reinvestment of distributions
    (102,339 and 32,975 shares, respectively)                                                 1,525,694            472,566
  Cost of shares repurchased (136,637 and 100,202 shares, respectively)                      (2,022,696)        (1,484,452)
                                                                                           -------------  -------------------
Total                                                                                         3,542,244         11,416,399
                                                                                           -------------  -------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                              4,294,794         18,515,147
                                                                                           -------------  -------------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                      (3,478,743)        28,295,938
NET ASSETS
  Beginning of period                                                                        59,426,187         31,130,249
                                                                                           -------------  -------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $168,971 AND $212,484,
    RESPECTIVELY)                                                                           $55,947,444      $  59,426,187
                                                                                           -------------  -------------------
                                                                                           -------------  -------------------

                       See Notes to Financial Statements                      27

Phoenix Real Estate Securities Portfolio
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                               -----------------------------------------------------------
                                               SIX MONTHS                                          FROM
                                                  ENDED            YEAR ENDED NOVEMBER 30,       INCEPTION
                                                 5/31/98                                         3/1/95 TO
                                               (UNAUDITED)          1997             1996        11/30/95
                                               -----------        ---------        ---------     ---------
Net asset value, beginning of period             $16.39           $   13.14        $   10.72     $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.21(5)             0.49(4)(5)       0.53(5)      0.43(4)(5)
  Net realized and unrealized gain (loss)         (1.02)               3.52             2.50         0.55
                                               -----------        ---------        ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS              (0.81)               4.01             3.03         0.98
                                               -----------        ---------        ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.22)              (0.51)           (0.59)       (0.26)
  Dividends from net realized gains               (1.07)              (0.25)           (0.02)          --
                                               -----------        ---------        ---------     ---------
    TOTAL DISTRIBUTIONS                           (1.29)              (0.76)           (0.61)       (0.26)
                                               -----------        ---------        ---------     ---------
Change in net asset value                         (2.10)               3.25             2.42         0.72
                                               -----------        ---------        ---------     ---------
NET ASSET VALUE, END OF PERIOD                   $14.29           $   16.39        $   13.14     $  10.72
                                               -----------        ---------        ---------     ---------
                                               -----------        ---------        ---------     ---------
Total return(1)                                   (5.26)%(3)          31.44%           29.20%        9.87%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $32,485             $36,336          $22,872      $13,842
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.30%(2)            1.30%            1.30%        1.30%(2)
  Net investment income                            2.69%(2)            3.34%            4.55%        5.79%(2)
Portfolio turnover                                    6%(3)              54%              24%           9%(3)

                                                                         CLASS B
                                               -----------------------------------------------------------
                                               SIX MONTHS                                          FROM
                                                  ENDED                   YEAR ENDED             INCEPTION
                                                 5/31/98                 NOVEMBER 30,            3/1/95 TO
                                               (UNAUDITED)          1997             1996        11/30/95
                                               -----------        ---------        ---------     ---------
Net asset value, beginning of period             $16.32           $   13.10        $   10.68     $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.15(6)             0.38(4)(6)       0.46(6)      0.36(4)(6)
  Net realized and unrealized gain (loss)         (1.01)               3.50             2.47         0.56
                                               -----------        ---------        ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS              (0.86)               3.88             2.93         0.92
                                               -----------        ---------        ---------     ---------
Less distributions
  Dividends from net investment income            (0.16)              (0.41)           (0.49)       (0.24)
  Dividends from net realized gains               (1.07)              (0.25)           (0.02)          --
                                               -----------        ---------        ---------     ---------
    TOTAL DISTRIBUTIONS                           (1.23)              (0.66)           (0.51)       (0.24)
                                               -----------        ---------        ---------     ---------
Change in net asset value                         (2.09)               3.22             2.42         0.68
                                               -----------        ---------        ---------     ---------
NET ASSET VALUE, END OF PERIOD                   $14.23           $   16.32        $   13.10     $  10.68
                                               -----------        ---------        ---------     ---------
                                               -----------        ---------        ---------     ---------
Total return(1)                                   (5.56)%(3)          30.44%           28.25%        9.21%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $23,462             $23,091        $   8,259     $  2.239
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.05%(2)            2.05%            2.05%        2.05%(2)
  Net investment income                            1.94%(2)            2.55%            3.95%        5.03%(2)
Portfolio turnover                                    6%(3)              54%              24%           9%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.04, $0.07 and $0.12, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.04, $0.07 and $0.12, respectively.

28                     See Notes to Financial Statements

PHOENIX EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------

INVESTOR PROFILE
  Phoenix Emerging Markets Bond Portfolio is designed for long-term investors seeking high current income and long-term capital appreciation by investing in emerging-market debt instruments. Investors should note that foreign investments pose additional risks, such as currency fluctuations, less public information, and political and economic uncertainty.

INVESTMENT ADVISER'S REPORT
  For the six months ended May 31, 1998, Phoenix Emerging Markets Bond Portfolio Class A shares returned 0.04% and Class B shares returned -0.45% compared with 5.38% for the J.P. Morgan Emerging Markets Bond Index Plus.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  For the first time since its inception, the Fund had disappointing, or basically flat, performance. During this reporting period, we experienced declines in emerging markets worldwide in "sympathy" with Southeast Asia's difficulties even though the Fund had a very small position in the region. Most of our underperformance was due to an overweighted position in Russia, which had very strong results in the beginning of the year and in prior years but was very laggard in May. Although short-term performance has been weak, long-term results have been quite strong, and we believe this will again be the case once the global situation stabilizes. Therefore, we have used the recent weakness to add to long-term holdings.

OUTLOOK
  We continue to believe emerging markets offer the potential for above-average returns. We have taken advantage of recent weakness to selectively add to positions in developing nations that we consider fundamentally attractive. Our largest weighting is in Latin America. Brazil, for example, has used the Asian "crisis" to accelerate reform programs that will ultimately improve economic conditions.

 * The J.P. Morgan Emerging Markets Bond Index Plus tracks total return for traded external debt instruments in emerging markets. The Index is not available for direct investment.

Phoenix Emerging Markets Bond Portfolio
------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1998
                                  (UNAUDITED)

                                                                   MOODY'S       PAR
                                                                     BOND       VALUE
                                                                    RATING      (000)           VALUE
                                                                   --------    --------     --------------
FOREIGN GOVERNMENT SECURITIES--75.4%
ALGERIA--7.6%
  Algeria Tranch 1 Unaffected Loans 7.313%, 3/4/00 (c)...........  NR          $  2,455     $    2,288,864
  Algeria Tranch A Loans 6.625%, 9/4/06 (c) .....................  NR             5,682          4,318,182
  Algeria Tranch 3 Loans 6.625%, 3/4/10 (c)......................  NR             2,000          1,490,000
                                                                                            --------------
                                                                                                 8,097,046
                                                                                            --------------
ARGENTINA--16.8%
  Republic of Argentina Bocon Pre3 Euro, PIK interest
    capitalization, 3.108%, 9/1/02 (c)...........................  Ba             1,125(g)         927,816
  Republic of Argentina Bocon Pro1 M1, PIK interest
    capitalization, 3.108%, 4/1/07 (c)...........................  Ba            15,113(g)      10,676,714
  Republic of Argentina RegS 8.75%, 7/10/02......................  Ba             7,250(g)       6,380,000
  Republic of Argentina RegS 11.75%, 2/12/07.....................  Ba                30(g)          29,250
                                                                                            --------------
                                                                                                18,013,780
                                                                                            --------------
BRAZIL--11.8%
  Republic of Brazil C Bond, PIK interest capitalization, 8%,
    4/15/14 (c)..................................................  B             14,010         10,801,429
  Republic of Brazil C Bond Registered, PIK interest
    capitalization, 8%, 4/15/14 (c)..............................  B              2,320          1,789,057
                                                                                            --------------
                                                                                                12,590,486
                                                                                            --------------
BULGARIA--2.2%
  Republic of Bulgaria FLIRB RegA 2.25%, 7/28/12 (c).............  B              1,250            825,000
  Republic of Bulgaria FLIRB Series A Bearer Euro 2.25%, 7/28/12
    (c)(e).......................................................  B              2,365          1,560,900
                                                                                            --------------
                                                                                                 2,385,900
                                                                                            --------------
ECUADOR--3.2%
  Ecuador Bearer PDI Euro, PIK interest capitalization, 6.625%,
    2/27/15 (c)..................................................  B              4,741          2,915,216

                                                                   MOODY'S        PAR
                                                                     BOND        VALUE
                                                                    RATING       (000)            VALUE
                                                                   --------     --------      --------------
ECUADOR--CONTINUED
  Ecuador Registered PDI, PIK interest capitalization, 6.625%,
    2/27/15 (c)..................................................  B            $    890      $      547,444
                                                                                              --------------
                                                                                                   3,462,660
                                                                                              --------------
IVORY COAST--2.0%
  Ivory Coast FLIRB 2%, 3/29/18 (c)..............................  NR              4,500           1,608,750
  Ivory Coast FLIRB Series FRF 2%, 3/29/18 (c)...................  NR                950(h)           53,592
  Ivory Coast PDI 2%, 3/29/18 (c)................................  NR              1,000             408,750
  Ivory Coast PDI Series FRF 1.90%, 3/29/18 (c)..................  NR                630(h)           40,937
                                                                                              --------------
                                                                                                   2,112,029
                                                                                              --------------
KOREA--1.9%
  Korean Won Denominated 0%, 4/26/99.............................  NR           2,600,000(k)       1,562,734
  Republic of Korea 8.875%, 4/15/08..............................  Ba                500             471,250
                                                                                              --------------
                                                                                                   2,033,984
                                                                                              --------------
MEXICO--7.6%
  United Mexican States Global Bond 11.50%, 5/15/26..............  Ba              7,000           8,163,750
                                                                                              --------------
NIGERIA--3.5%
  Nigeria Promissory Notes 5.092%, 1/5/10........................  NR              5,492           3,783,656
                                                                                              --------------
PANAMA--0.5%
  Panama IRB 3.75%, 7/17/14 (c)..................................  Ba                700             539,875
                                                                                              --------------
PERU--0.7%
  Peru FLIRB 3.75%, 3/7/17 (c)...................................   BB(f)          1,250             752,344
                                                                                              --------------
POLAND--1.0%
  Poland Treasury Bill 0%, 1/13/99...............................  NR              4,310(i)        1,091,211
                                                                                              --------------
RUSSIA--6.3%
  Russia Principal Loans, PIK interest capitalization, 6.719%,
    12/15/20 (c).................................................  NR              5,250           2,966,250
  Russian GKO Note 0%, 9/12/01...................................  NR             52,874(j)        3,753,819
                                                                                              --------------
                                                                                                   6,720,069
                                                                                              --------------

30                     See Notes to Financial Statements

PHOENIX EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------

                                                                   MOODY'S         PAR
                                                                     BOND         VALUE
                                                                    RATING        (000)             VALUE
                                                                   --------      --------       --------------
TURKEY--2.5%
  Turkey T-Bill 0%, 6/4/98.......................................  NR            300,000,000(l) $    1,104,444
  Turkey T-Bill 0%, 9/16/98......................................  NR            580,000,000(l)      1,631,642
                                                                                                --------------
                                                                                                     2,736,086
                                                                                                --------------
UKRAINE--1.8%
  Ukraine Fiduciary 0%, 8/12/98..................................  NR              $2,000            1,890,000
                                                                                                --------------
VENEZUELA--6.0%
  Republic of Venezuela 9.25%, 9/15/27...........................  Ba               7,613            6,389,210
                                                                                                --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $86,144,037)..........................................................           80,762,086
                                                                                                --------------
FOREIGN CORPORATE BONDS--12.7%
ARGENTINA--0.8%
  CEI Citicorp 144A 11.25%, 2/14/07 (Banks (Money Center)) (d)...  NR               1,000(g)           890,000
                                                                                                --------------
BRAZIL--1.3%
  TV Bandeirantes 144A 12.875%, 5/15/06 (Publishing (Newspapers))
    (d)..........................................................  B                1,500            1,406,250
                                                                                                --------------
CHINA--1.3%
  Greater Beijing First RegS 9.25%, 6/15/04 (Industrial).........  Ba               2,000            1,420,000
                                                                                                --------------
INDONESIA--2.7%
  APP Finance VII Mauritius 12%, 2/15/04 (Paper & Forest
    Products) (c)................................................  Caa              3,890            2,849,425
                                                                                                --------------
JAMAICA--1.3%
  Mechala Group Jamaica Series B 12.75%, 12/30/99 (Engineering &
    Construction)................................................  NR               1,500            1,425,000
                                                                                                --------------
NETHERLANDS--0.8%
  TJIWI Kim-Global 13.25%, 8/1/01 (Paper & Forest Products)......  Caa              1,000              810,000
                                                                                                --------------
RUSSIA--4.5%
  Rossiyskiy Kredit Bank RegS 10.25%, 9/29/00 (Banks (Major
    Regional))...................................................  B(f)             6,000            4,777,500
                                                                                                --------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $14,344,045)..........................................................           13,578,175
                                                                                                --------------

                                                                   MOODY'S          PAR
                                                                     BOND          VALUE
                                                                    RATING         (000)          VALUE
                                                                   --------       --------    --------------

FOREIGN CONVERTIBLE BONDS--6.2%
CANADA--0.6%
  PLD Telekom Cv. 144A 9%, 6/1/06 (Telephone) (d)................  NR             $   600     $      673,500
                                                                                              --------------
CHINA--0.6%
  APP Finance VII Mauritius 144A Cv. 3.50%, 4/30/03 (Paper &
    Forest Products) (d).........................................  CCC+(f)            800            642,000
                                                                                              --------------
PHILIPPINES--1.0%
  JG Summit Cayman Cv. Ltd. 3.50%, 12/23/03 (Banks (Major
    Regional))...................................................  NR               1,700            990,250
                                                                                              --------------
RUSSIA--4.0%
  Lukinter Finance BV Cv. RegS 3.50%, 5/6/02 (Oil (International
    Integrated)).................................................  B                4,300          4,310,750
                                                                                              --------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $8,628,250)............................................................         6,616,500
                                                                                              --------------
TOTAL LONG-TERM INVESTMENTS--94.3%
  (Identified cost $109,116,332)..........................................................       100,956,761
                                                                                              --------------

                                                                                      NUMBER OF
                                                                                      CONTRACTS
                                                                                      ----------
OPTIONS--1.0%
  Argentina FRB Call Options 6/8/98 $91.45 (b)
    (Par subject to call $9,785,000)................................................     10.3          2,799
  Brazil C Call Options 6/5/98, $83.75 (b)
    (Par subject to call $15,000,000)...............................................     15           27,075
  Brazil EI Call Options 8/12/98 $87.688 (b)
    (Par subject to call $12,367,500)...............................................     12.75        73,710
  Brazil IDU Call Options 6/8/98 $96.85 (b)
    (Par subject to call $14,000,000)...............................................     20           35,000
  Bulgaria FLIRB Call Options 6/5/98 $66.875 (b)
    (Par subject to call $10,000,000)...............................................     10           32,000
  Bulgaria IAB Call Options 7/20/98 $79.625 (b)
    (Par subject to call $7,000,000)................................................     7            49,000
  Bulgaria IAB Call Options 7/20/98 $79.75 (b)
    (Par subject to call $25,250,000)...............................................     25.25        87,365

                       See Notes to Financial Statements                      31

PHOENIX EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      CONTRACTS     VALUE
                                                                                      ----------  ----------
OPTIONS--CONTINUED
  Ecuador Bearer PDI Call Options 6/22/98 $63.875 (b)
    (Par subject to call $5,250,000)................................................     5.25     $   29,447
  Peru PDI Call Options 6/9/98 $65.625 (b)
    (Par subject to call $10,000,000)...............................................     10          136,820
  Poland Bearer PDI Call Options 6/8/98 $90.375 (b)
    (Par subject to call $10,300,000)...............................................     10.3         73,439
  Poland Bearer PDI Call Options 7/27/98 $90 (b)
    (Par subject to call $10,000,000)...............................................     10          180,000
  Russian Principal Call Options 6/1/98 $59.938 (b)
    (Par subject to call $10,000,000)...............................................     10            1,000
  Russian Principal Call Options 7/27/98 $62.375 (b)
    (Par subject to call $5,000,000)................................................     5            12,500

                                                                                           NUMBER
                                                                                             OF
                                                                                         CONTRACTS         VALUE
                                                                                        ------------    ------------
  Russian Principal Call Options 7/28/98 $62.50 (b)
    (Par subject to call $20,000,000)...............................................       20           $    159,000
  Venezuela Call Options 7/23/98 $89.10 (b)
    (Par subject to call $12,250,000)...............................................       12.25              68,343
  Venezuela Call Options 8/13/98 $89.063 (b)
    (Par subject to call $19,047,600)...............................................       20                110,933
  Venezuela Call Options 8/13/98 $89.188 (b)
    (Par subject to call $2,619,045)................................................       2.75               14,138
                                                                                                        ------------
TOTAL OPTIONS
  (Identified cost $4,306,038)......................................................................       1,092,569
                                                                                                        ------------
TOTAL INVESTMENTS--95.3%
  (Identified cost $113,422,370)....................................................................     102,049,330(a)
  Cash and receivables, less liabilities--4.7%......................................................       5,040,227
                                                                                                        ------------
NET ASSETS--100.0%..................................................................................    $107,089,557
                                                                                                        ------------
                                                                                                        ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $664,683 and gross depreciation of $12,037,723 for income tax purposes. At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $113,422,370.
(b)  Non-income producing.
(c) Variable or step coupon security; interest rate reflects the rate currently in effect.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, these securities amounted to a value of $3,611,750 or 3.4% of net assets.
(e)  All or a portion segregated as collateral.
(f)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(g)  Par value represents Argentine Pesos.
(h)  Par value represents French Francs.
(i)  Par value represents Polish Zloty.
(j)  Par value represents Russian Rubles.
(k)  Par value represents South Korean Won.
(l)  Par value represents Turkish Lira.

32                     See Notes to Financial Statements

Phoenix Emerging Markets Bond Portfolio
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $113,422,370)              $  102,049,330
Cash                                               4,637,344
Receivables
  Investment securities sold                       6,223,173
  Interest                                         1,678,875
  Fund shares sold                                   643,322
                                              --------------
    Total assets                                 115,232,044
                                              --------------
LIABILITIES
Payables
  Investment securities purchased                  7,419,386
  Fund shares repurchased                            548,458
  Investment advisory fee                             72,693
  Distribution fee                                    55,596
  Financial agent fee                                  7,984
  Trustees' fee                                        6,361
  Transfer agent fee                                   4,459
Accrued expenses                                      27,550
                                              --------------
    Total liabilities                              8,142,487
                                              --------------
NET ASSETS                                    $  107,089,557
                                              --------------
                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                    $  127,859,911
Undistributed net investment income                  617,004
Accumulated net realized loss                    (10,014,318)
Net unrealized depreciation                      (11,373,040)
                                              --------------
NET ASSETS                                    $  107,089,557
                                              --------------
                                              --------------
CLASS A
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization (Net
  Assets $60,578,894)                              5,630,579

Net asset value per share                             $10.76
Offering price per share
  $10.76/(1-4.75%)                                    $11.30
CLASS B
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization (Net
  Assets $45,954,663)                              4,301,651

Net asset value and offering price per share          $10.68
CLASS C
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization (Net
  Assets $556,000)                                    51,767

Net asset value and offering price per share          $10.74

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                        $  7,792,583
                                                ------------
    Total investment income                        7,792,583
                                                ------------

EXPENSES
Investment advisory fee                              426,874
Distribution fee--Class A                             86,777
Distribution fee--Class B                            221,199
Distribution fee--Class C                                860
Financial agent fee                                   43,025
Transfer agent                                        76,140
Custodian                                             33,479
Registration                                          16,329
Professional                                          15,167
Trustees                                              10,163
Printing                                               6,147
Miscellaneous                                          1,579
                                                ------------
    Total expenses                                   937,739
                                                ------------
NET INVESTMENT INCOME                              6,854,844
                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                     (481,306)
Net realized loss on foreign currency
  transactions                                       (95,699)
Net realized gain on written options                  49,783
Net change in unrealized appreciation
  (depreciation) on investments                   (6,799,921)
                                                ------------
NET LOSS ON INVESTMENTS                           (7,327,143)
                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    $   (472,299)
                                                ------------
                                                ------------

                       See Notes to Financial Statements                      33

Phoenix Emerging Markets Bond Portfolio
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS
                                                                                           ENDED MAY 31,
                                                                                                1998       YEAR ENDED NOVEMBER
                                                                                            (UNAUDITED)         30, 1997
                                                                                           --------------  -------------------
FROM OPERATIONS
  Net investment income                                                                    $    6,854,844    $     7,435,613
  Net realized gain (loss)                                                                       (527,222)         1,466,964
  Net change in unrealized appreciation (depreciation)                                         (6,799,921)        (7,091,439)
                                                                                           --------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (472,299)         1,811,138
                                                                                           --------------  -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                               (4,084,451)        (4,916,690)
  Net investment income--Class B                                                               (2,505,780)        (2,280,551)
  Net investment income--Class C                                                                   (9,697)                --
  Net realized gains--Class A                                                                  (7,203,878)        (4,477,700)
  Net realized gains--Class B                                                                  (4,183,034)        (1,490,259)
                                                                                           --------------  -------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (17,986,840)       (13,165,200)
                                                                                           --------------  -------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,306,844 and 4,047,705 shares, respectively)                 15,797,302         56,372,468
  Net asset value of shares issued from reinvestment of distributions
    (807,491 and 636,006 shares, respectively)                                                  9,138,552          8,387,234
  Cost of shares repurchased (1,770,591 and 1,401,387 shares, respectively)                   (21,225,128)       (19,377,800)
                                                                                           --------------  -------------------
Total                                                                                           3,710,726         45,381,902
                                                                                           --------------  -------------------
CLASS B
  Proceeds from sales of shares (1,484,156 and 2,934,383 shares, respectively)                 17,335,282         41,013,074
  Net asset value of shares issued from reinvestment of distributions
    (317,976 and 163,679 shares, respectively)                                                  3,578,552          2,172,877
  Cost of shares repurchased (528,057 and 727,786 shares, respectively)                        (6,249,207)       (10,039,719)
                                                                                           --------------  -------------------
Total                                                                                          14,664,627         33,146,232
                                                                                           --------------  -------------------
CLASS C
  Proceeds from sales of shares (51,551 and 0 shares, respectively)                               622,785                 --
  Net asset value of shares issued from reinvestment of distributions
    (216 and 0 shares, respectively)                                                                2,480                 --
  Cost of shares repurchased (0 and 0 shares, respectively)                                            --                 --
                                                                                           --------------  -------------------
Total                                                                                             625,265                 --
                                                                                           --------------  -------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                               19,000,618         78,528,134
                                                                                           --------------  -------------------
  NET INCREASE IN NET ASSETS                                                                      541,479         67,174,072
NET ASSETS
  Beginning of period                                                                         106,548,078         39,374,006
                                                                                           --------------  -------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $617,004 AND $362,088, RESPECTIVELY)                                                   $  107,089,557    $   106,548,078
                                                                                           --------------  -------------------
                                                                                           --------------  -------------------

34                     See Notes to Financial Statements

Phoenix Emerging Markets Bond Portfolio
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                               ------------------------------------------------------------
                                                SIX MONTHS                                         FROM
                                                  ENDED                                         INCEPTION
                                                 5/31/98         YEAR ENDED NOVEMBER 30,        9/5/95 TO
                                               (UNAUDITED)         1997           1996           11/30/95
                                               ------------      ---------      ---------      ------------
Net asset value, beginning of period           $     12.84       $   14.80      $   10.18      $     10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.74(4)         1.38(4)        1.26(5)          0.25(4)(5)
  Net realized and unrealized gain (loss)            (0.72)           0.17           4.56             0.18
                                                    ------       ---------      ---------           ------
    TOTAL FROM INVESTMENT OPERATIONS                  0.02            1.55           5.82             0.43
                                                    ------       ---------      ---------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.71)          (1.28)         (1.20)           (0.25)
  Dividends from net realized gains                  (1.39)          (2.23)            --               --
                                                    ------       ---------      ---------           ------
    TOTAL DISTRIBUTIONS                              (2.10)          (3.51)         (1.20)           (0.25)
                                                    ------       ---------      ---------           ------
Change in net asset value                            (2.08)          (1.96)          4.62             0.18
                                                    ------       ---------      ---------           ------
NET ASSET VALUE, END OF PERIOD                 $     10.76       $   12.84      $   14.80      $     10.18
                                                    ------       ---------      ---------           ------
                                                    ------       ---------      ---------           ------
Total return(1)                                       0.04%(3)       11.91%         60.18%            4.40%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $60,579         $67,875        $29,661          $12,149
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.36%(2)        1.40%(7)       1.50%            1.50%(2)
  Net investment income                              12.36%(2)        9.90%         10.41%           10.48%(2)
Portfolio turnover                                     204%(3)         614%           378%              38%(3)

                                                                         CLASS B
                                               ------------------------------------------------------------
                                                SIX MONTHS                                         FROM
                                                  ENDED                                         INCEPTION
                                                 5/31/98         YEAR ENDED NOVEMBER 30,        9/5/95 TO
                                               (UNAUDITED)         1997           1996           11/30/95
                                               ------------      ---------      ---------      ------------
Net asset value, beginning of period           $     12.77       $   14.78      $   10.18      $     10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.68(4)         1.26(4)        1.19(6)          0.22(4)(6)
  Net realized and unrealized gain (loss)            (0.70)           0.18           4.53             0.20
                                                    ------       ---------      ---------           ------
    TOTAL FROM INVESTMENT OPERATIONS                 (0.02)           1.44           5.72             0.42
                                                    ------       ---------      ---------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.68)          (1.22)         (1.12)           (0.24)
  Dividends from net realized gains                  (1.39)          (2.23)            --               --
                                                    ------       ---------      ---------           ------
    TOTAL DISTRIBUTIONS                              (2.07)          (3.45)         (1.12)           (0.24)
                                                    ------       ---------      ---------           ------
Change in net asset value                            (2.09)          (2.01)          4.60             0.18
                                                    ------       ---------      ---------           ------
NET ASSET VALUE, END OF PERIOD                 $     10.68       $   12.77      $   14.78      $     10.18
                                                    ------       ---------      ---------           ------
                                                    ------       ---------      ---------           ------
Total return(1)                                      (0.45)%(3)      11.07%         58.94%            4.22%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $45,955         $38,673      $   9,713             $596
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.11%(2)        2.15%(7)       2.25%            2.25%(2)
  Net investment income                              11.54%(2)        9.14%          9.79%           10.29%(2)
Portfolio turnover                                     204%(3)         614%           378%              38%(3)

(1) Maximum sales charges are not reflected in the total return calculation.

(2) Annualized

(3) Not annualized

(4) Computed using average shares outstanding.

(5) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.03, respectively.

(6) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.03, respectively.

(7) For the year ended November 30, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees. Prior period ratios include these amounts.

                       See Notes to Financial Statements                      35

PHOENIX EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  CLASS C
                                              ----------------
                                               FROM INCEPTION
                                                 3/26/98 TO
                                                  5/31/98
                                                (UNAUDITED)
                                              ----------------
Net asset value, beginning of period          $         12.25
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.30(4)
  Net realized and unrealized gain (loss)               (1.60)
                                                       ------
    TOTAL FROM INVESTMENT OPERATIONS                    (1.30)
                                                       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.21)
  Dividends from net realized gains                        --
                                                       ------
    TOTAL DISTRIBUTIONS                                 (0.21)
                                                       ------
Change in net asset value                               (1.51)
                                                       ------
NET ASSET VALUE, END OF PERIOD                $         10.74
                                                       ------
                                                       ------
Total return(1)                                        (10.73)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $556
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.07%(2)
  Net investment income                                 13.35%(2)
Portfolio turnover                                        204%(3)

(1) Maximum sales charges are not reflected in the total return calculation.

(2) Annualized

(3) Not annualized

(4) Computed using average shares outstanding.

36                     See Notes to Financial Statements

PHOENIX STRATEGIC INCOME PORTFOLIO
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Strategic Income Portfolio (formerly the Diversified Income Portfolio) is designed for investors seeking high current income through investments in debt securities, including emerging-market debt and high yield issues. Investors should note that foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks. High yielding fixed-income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding fixed-income securities.

INVESTMENT ADVISER'S REPORT
  Since their inception on March 27, 1998, the return on Phoenix Strategic Income Portfolio Class A shares is -1.59%, Class B shares, -1.65%, and Class C shares, -1.66% compared with a return of 1.5% for Lehman Brothers Aggregate Index over the same period.* For the six months ended May 31, 1998, Class X shares, which have an inception date of April 1993, earned 2.90% compared with a return of 4.09% for the Fund's benchmark. Fund expenses prior to March 27, 1998 were lower than current expenses. Had the current expense structure been in place prior to this date, Class X performance would have been lower than indicated. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  The troubles in Asia, which began last summer, have extended to markets in developing countries around the world. Given the Fund's aggressive investment objective, we have maintained the 35% maximum exposure to emerging-market debt, which has negatively impacted results for the last two months.

  Our focus has been on sovereign debt issues of Argentina, Brazil, Venezuela, and Russia, which we believe have strong underlying fundamentals despite recent weakness. We try to identify emerging countries that are experiencing the types of improvements in their infrastructure associated with a better standard of living.

  About 35% of the Fund is invested in high-yield credits. Technical factors remain very positive, with increased demand from collateralized bond obligations and non-traditional investors, such as insurance companies and pension plans. As a result, we will continue to view the high yield sector as a core position in the portfolio.

  The Fund's overweighting in such non-conventional fixed-income sectors as municipals, and commercial and non-agency mortgage-backed securities contributed positively to performance.

OUTLOOK
  Our focus is on identifying undervalued sectors of the fixed-income market, including sovereign debt and domestic high-yield issues. We continue to believe that emerging markets offer the opportunity for long-term appreciation. Given our outlook for sustained economic growth, domestic high-yield issues remain attractive, particularly telecommunications carriers and oil and gas exploration and production companies. The Fund maintains a neutral duration to minimize interest rate risk.

* The Lehman Brothers Index is an unmanaged, commonly used measure of total return performance of the fixed-income market. The Index is not available for direct investment.

Phoenix Strategic Income Portfolio
------------------------------------------------------

                          INVESTMENTS AT MAY 31, 1998
                                  (UNAUDITED)

                                                     MOODY'S       PAR
                                                       BOND       VALUE
                                                      RATING      (000)       VALUE
                                                    ----------  ---------  ------------
MUNICIPAL BONDS--4.7%
FLORIDA--0.7%
  University of Miami Exchangeable Revenue Series
    A Taxable 7.65%, 4/1/20.......................  Aaa         $     45   $     47,588
                                                                           ------------
ILLINOIS--2.0%
  Illinois Educational Facilities Authority
    Revenue - Loyola University Series A Taxable
    7.84%, 7/1/24.................................  Aaa              125        135,937
                                                                           ------------
PENNSYLVANIA--2.0%
  Pennsylvania Economic Development Financing
    Authority 9.50%, 1/1/12 (e)...................  NR               200        136,000
                                                                           ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $378,169).............................................       319,525
                                                                           ------------
ASSET-BACKED SECURITIES--0.7%
  Green Tree Financial Corp. 95-8, A2 6.15%,
    12/15/26......................................  Aaa               48         48,472
                                                                           ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $48,216)..............................................        48,472
                                                                           ------------
CORPORATE BONDS--32.2%
BROADCASTING (TELEVISION, RADIO & CABLE)--2.5%
  Fox Family Worldwide, Inc. 0%, 11/1/07 (c)......  B                275        172,219
                                                                           ------------
COMPUTER SOFTWARE & SERVICES--1.5%
  PSINET, Inc. 144A 10%, 2/15/05 (b)..............  B                100        101,750
                                                                           ------------
COSMETICS/PERSONAL CARE--2.0%
  Revlon Worldwide Corp. 0%, 3/15/01..............  B                175        136,062
                                                                           ------------
DRUGS--MAJOR PHARMACEUTICALS--1.2%
  Schein Pharmaceutical, Inc. 144A 8.727%,
    12/15/04 (b)(c)...............................  B                 85         85,000
                                                                           ------------
HEALTH CARE--DIVERSIFIED--1.5%
  Global Health Sciences Series 144A 11%, 5/1/08
    (b)...........................................  Caa              100        101,500
                                                                           ------------
INDUSTRIAL--1.5%
  Indesco International, Inc. 144A 9.75%, 4/15/08
    (b)...........................................  B                100        100,000
                                                                           ------------
METALS MINING--2.6%
  NSM Steel Ltd. 144A 12%, 2/1/06 (b).............  B                200        182,000
                                                                           ------------

                                                     MOODY'S       PAR
                                                       BOND       VALUE
                                                      RATING      (000)       VALUE
                                                    ----------  ---------  ------------
OIL & GAS (EXPLORATION & PRODUCTION)--3.6%
  Forcenergy, Inc. 8.50%, 2/15/07.................  B           $    175   $    170,625
  Lomak Petroleum, Inc. 8.75%, 1/15/07............  B                 75         76,500
                                                                           ------------
                                                                                247,125
                                                                           ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.5%
  Comcast Cellular 9.50%, 5/1/07..................  Ba               100        103,250
                                                                           ------------
TELECOMMUNICATIONS (LONG DISTANCE)--5.0%
  RCN Corp. 144A 0%, 2/15/08 (b)(c)...............  B                275        173,594
  RSL Communications PLC 144A 0%, 3/1/08 (b)(c)...  B                275        169,125
                                                                           ------------
                                                                                342,719
                                                                           ------------
TELEPHONE--9.3%
  Global Crossing 144A 9.625%, 5/15/08 (b)........  NR               100        103,250
  Interamericas Communication Corp. Unit 144A 14%,
    10/27/07 (b)..................................  NR               170        171,700
  Pathnet, Inc. 144A 12.25%, 4/15/08 (b)..........  NR               175        194,250
  Teligent, Inc. 11.50%, 12/1/07..................  Caa              170        174,250
                                                                           ------------
                                                                                643,450
                                                                           ------------
TOTAL CORPORATE BONDS
  (Identified cost $2,206,125)...........................................     2,215,075
                                                                           ------------
NON-AGENCY MORTGAGE BACKED SECURITIES--18.5%
  ContiMortgage Home Equity Loan Trust 98-1B
    7.86%, 4/15/29................................  Baa              200        202,562
  DLJ Mortgage Acceptance Corp. 97-CF2, B2 144A
    7.14%, 11/15/08 (b)...........................  Baa              100        100,938
  First Chicago/Lennar Trust 97-CHL1, E 144A
    6.929%, 2/28/11 (b)(c)........................  B(d)             175        154,766
  General Electric Mortgage Services, Inc. 97-1,
    A14 7.50%, 5/25/26............................  AAA(d)           221        226,927
  Norwest Asset Securities Corp. 96-3, B2 7.25%,
    9/25/26.......................................  BBB(d)           148        148,661
  Resolution Trust Corp. 92-C3, B 9.05%,
    8/25/23.......................................  AA(d)            137        137,157
  Structured Asset Securities Corp. 95-C1, D
    7.375%, 9/25/24...............................  BBB(d)           150        151,453
  Structured Asset Securities Corp. 95-C4, D 7%,
    6/25/26 (f)...................................  BBB(d)           150        150,000
                                                                           ------------
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
  (Identified cost $1,244,862)...........................................     1,272,464
                                                                           ------------

38                     See Notes to Financial Statements

PHOENIX STRATEGIC INCOME PORTFOLIO
------------------------------------------------------

                                                     MOODY'S       PAR
                                                       BOND       VALUE
                                                      RATING      (000)       VALUE
                                                    ----------  ---------  ------------
FOREIGN GOVERNMENT SECURITIES--30.0%
ARGENTINA--3.6%
  Republic of Argentina RegS 11.75%, 2/12/07......  Ba               250 (g) $    243,870
                                                                           ------------
BRAZIL--3.6%
  Republic of Brazil C Bond, PIK interest
    capitalization, 8%, 4/15/14 (c)...............  B           $    319        245,076
                                                                           ------------
BULGARIA--2.7%
  Republic of Bulgaria IAB PDI Euro 6.563%,
    7/28/11 (c)...................................  B                250        188,906
                                                                           ------------
ECUADOR--4.0%
  Ecuador Bearer PDI Euro, PIK interest
    capitalization, 6.625%, 2/27/15 (c)...........  B                445        271,491
                                                                           ------------
KOREA--2.7%
  Republic of Korea 8.75%, 4/15/03................  Ba               100         95,750
  Republic of Korea 8.875%, 4/15/08...............  Ba               100         94,250
                                                                           ------------
                                                                                190,000
                                                                           ------------
MEXICO--3.8%
  United Mexican States Global Bond 11.375%,
    9/15/16.......................................  Ba               125        143,281
  United Mexican States Global Bond 11.50%,
    5/15/26.......................................  Ba               100        116,625
                                                                           ------------
                                                                                259,906
                                                                           ------------
PANAMA--1.0%
  Republic of Panama 8.875%, 9/30/27..............  Ba                75         71,625
                                                                           ------------
PERU--1.2%
  Peru PDI 4%, 3/7/17 (c).........................  BB(d)            125         83,125
                                                                           ------------
POLAND--2.2%
  Poland Treasury Bill 0%, 2/17/99................  NR               600 (h)      149,611
                                                                           ------------
RUSSIA--5.2%
  Russia Ian Series US 6.719%, 12/15/15 (c).......  NR               250        162,813
  Russia Principal Loan, PIK interest
    capitalization, 6.719%, 12/15/20 (c)..........  NR               350        197,750
                                                                           ------------
                                                                                360,563
                                                                           ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $2,137,870)...........................................     2,064,173
                                                                           ------------
FOREIGN CORPORATE BONDS--9.5%
CHINA--2.3%
  AES China Generating Co. Yankee 10.125%,
    12/15/06 (Electric Companies).................  Ba               175        157,500
                                                                           ------------
                                                     MOODY'S       PAR
                                                       BOND       VALUE
                                                      RATING      (000)       VALUE
                                                    ----------  ---------  ------------
GERMANY--2.2%
  Kabelmedia Holding 0%, 8/1/06 (Industrial)
    (c)...........................................  B           $    200   $    154,750
                                                                           ------------
INDONESIA--1.0%
  APP Finance VII Mauritius 12%, 12/29/49 (Paper &
    Forest Products)..............................  Caa              100         73,250
                                                                           ------------
NETHERLANDS--2.6%
  Netia Holdings BV 144A 0%, 11/1/07 (Financial)
    (b)(c)........................................  B                250        178,125
                                                                           ------------
TURKEY--1.4%
  Kazkommertsbank International 144A 11.25%,
    5/8/01 (Banks (Major Regional)) (b)...........  B                100         95,750
                                                                           ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $693,512).............................................       659,375
                                                                           ------------
FOREIGN CONVERTIBLE BONDS--0.6%
INDONESIA--0.6%
  APP Finance VII Mauritius CV, 144A 3.50%,
    4/30/03 (Paper & Forest Products) (b).........  CCC(d)            50         40,125
                                                                           ------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $50,000)..............................................        40,125
                                                                           ------------
TOTAL LONG-TERM INVESTMENTS--96.2%
  (Identified cost $6,758,754)...........................................     6,619,209
                                                                           ------------

                                                                NUMBER
                                                                  OF
                                                               CONTRACTS
                                                               ---------
OPTIONS--0.1%
  Argentina FLIRB Call Options 6/8/98 $91.45 (e)
    (Par Subject to Call $200,000)................              0.20                55
  Brazil Call Options 6/5/98 $83.75 (e)
    (Par Subject to Call $232,000)................              0.20               361
  Brazil EI Call Options 8/12/98 $87.688 (e)
    (Par Subject to Call $250,000)................              0.25             1,445
  Bulgaria FLIRB A Call Options 6/5/98 $66.875 (e)
    (Par Subject to Call $250,000)................              0.25               800
  Bulgaria IAB Call Options 7/20/98 $79.75 (e)
    (Par Subject to Call 250,000).................              0.25               865
  Ecuador Bearer PDI Call Options 6/22/98 $63.88
    (e)
    (Par Subject to Call $250,000)................              0.25             1,402
  Poland Bearer PDI Call Options 6/8/98 $90.375
    (e)
    (Par Subject to Call $200,000)................              0.20             1,426

                       See Notes to Financial Statements                      39

PHOENIX STRATEGIC INCOME PORTFOLIO
------------------------------------------------------

                                                                NUMBER
                                                                  OF
                                                               CONTRACTS     VALUE
                                                               ---------  ------------
OPTIONS--CONTINUED
  Venezuela Call Options 7/23/98 $89.10 (e)
    (Par Subject to Call $250,000)................              0.25      $      1,395
  Venezuela Call Options 8/13/98 $89.188 (e)
    (Par Subject to Call $250,000)................              0.25             1,285
  Venezuela DCB Call Options 6/8/98 $90.13 (e)
    (Par Subject to Call $185,714)................              0.20                11
                                                                          ------------
TOTAL OPTIONS
  (Identified cost $44,757).............................................         9,045
                                                                          ------------

                                                     STANDARD      PAR
                                                     & POOR'S     VALUE
                                                      RATING      (000)
                                                    ----------  ---------
SHORT-TERM OBLIGATIONS--2.6%
COMMERCIAL PAPER--2.6%
  Merrill Lynch & Co., Inc. 5.52%, 6/1/98.........  A-1+        $    180     180,000
                                                                           ---------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $180,000).............................................    180,000
                                                                           ---------
TOTAL INVESTMENTS--98.9%
  (Identified cost $6,983,511)...........................................  6,808,254(a)
  Cash and receivables, less liabilities--1.1%...........................     75,112
                                                                           ---------
NET ASSETS--100.0%.......................................................  $6,883,366
                                                                           ---------
                                                                           ---------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $150,259 and gross depreciation of $325,059 for federal income tax purposes. At May 31, 1998, the aggregate cost of securities for federal income tax purposes was $6,983,054.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, these securities amounted to a value of $1,951,873 or 28.4% of net assets.
(c) Variable or step coupon security; the interest rate shown reflects the rate currently in affect.
(d)  As rated by Standard & Poor's, Fitch, or Duff & Phelps.
(e)  Non-income producing.
(f)  All or a portion segregated as collateral.
(g)  Par value represents Argentine Pesos.
(h)  Par value represents Polish Zloty.

40                     See Notes to Financial Statements

Phoenix Strategic Income Portfolio
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $6,983,511)                   $ 6,808,254
Receivables
  Investments securities sold                        200,272
  Interest                                           168,903
  Fund shares sold                                     6,435
                                                 -----------
    Total assets                                   7,183,864
                                                 -----------
LIABILITIES
Payables
  Investment securities purchased                    176,862
  Custodian                                           91,377
  Trustees' fee                                        9,985
  Financial agent fee                                  8,712
  Transfer agent fee                                   6,009
  Investment advisory fee                              3,103
  Distribution fee                                       250
Accrued expenses                                       4,200
                                                 -----------
    Total liabilities                                300,498
                                                 -----------
NET ASSETS                                       $ 6,883,366
                                                 -----------
                                                 -----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                       $ 6,985,007
Undistributed net investment income                   23,540
Accumulated net realized gain                         50,076
Net unrealized depreciation                         (175,257)
                                                 -----------
NET ASSETS                                       $ 6,883,366
                                                 -----------
                                                 -----------
CLASS X
Shares of beneficial interest outstanding, $1
  par value, unlimited authorization (Net
  Assets $6,369,681)                                 671,063
Net asset value and offering price per share           $9.49
CLASS A
Shares of beneficial interest outstanding, $1
  par value, unlimited authorization (Net
  Assets $170,502)                                    17,962
Net asset value per share                              $9.49
Offering price per share
  $9.49/(1-4.75%)                                      $9.96

CLASS B
Shares of beneficial interest outstanding, $1
  par value, unlimited authorization (Net
  Assets $244,763)                                    25,805

Net asset value and offering price per share           $9.49

CLASS C
Shares of beneficial interest outstanding, $1
  par value, unlimited authorization (Net
  Assets $98,420)                                     10,373

Net asset value and offering price per share           $9.49

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                          $  300,199
Dividends                                              9,182
                                                  ----------
    Total investment income                          309,381
                                                  ----------

EXPENSES
Investment advisory fee                               17,245
Distribution fee--Class A                                 53
Distribution fee--Class B                                240
Distribution fee--Class C                                204
Financial agent                                       41,024
Transfer agent                                        13,512
Professional                                          11,179
Trustees                                               6,857
Registration                                           6,092
Printing                                               3,844
Custodian                                              3,797
Miscellaneous                                            847
                                                  ----------
    Total expenses                                   104,894
    Less expenses borne by investment adviser        (79,288)
                                                  ----------
    Net expenses                                      25,606
                                                  ----------
NET INVESTMENT INCOME                                283,775
                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                       60,235
Net realized loss on foreign currency
  transactions                                          (826)
Net realized loss on options                          (9,380)
Net change in unrealized appreciation
  (depreciation) on investments                     (153,234)
                                                  ----------
NET LOSS ON INVESTMENTS                             (103,205)
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $  180,570
                                                  ----------
                                                  ----------

                       See Notes to Financial Statements                      41

Phoenix Strategic Income Portfolio
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                           MAY 31, 1998       YEAR ENDED
                                                                                            (UNAUDITED)    NOVEMBER 30, 1997
                                                                                           -------------  -------------------
FROM OPERATIONS
  Net investment income                                                                     $   283,775      $     466,575
  Net realized gain                                                                              50,029            251,177
  Net change in unrealized appreciation (depreciation)                                         (153,234)          (194,058)
                                                                                           -------------  -------------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              180,570            523,694
                                                                                           -------------  -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class X                                                               (268,345)          (469,335)
  Net investment income--Class A                                                                 (2,438)                --
  Net investment income--Class B                                                                 (2,954)                --
  Net investment income--Class C                                                                 (1,335)                --
  Net realized gains--Class X                                                                  (241,378)           (72,586)
                                                                                           -------------  -------------------
  DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                          (516,450)          (541,921)
                                                                                           -------------  -------------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (0 and 27,068 shares, respectively)                                  --            263,374
  Net asset value of shares issued from reinvestment of
    distributions (52,872 and 54,582 shares, respectively)                                      509,722            541,924
  Cost of shares repurchased (30,675 and 27,376 shares, respectively)                          (300,003)          (273,623)
                                                                                           -------------  -------------------
Total                                                                                           209,719            531,675
                                                                                           -------------  -------------------
CLASS A
  Proceeds from sales of shares (17,744 and 0 shares, respectively)                             173,992                 --
  Net asset value of shares issued from reinvestment of
    distributions (235 and 0 shares, respectively)                                                2,273                 --
  Cost of shares repurchased (17 and 0 shares, respectively)                                       (169)                --
                                                                                           -------------  -------------------
Total                                                                                           176,096                 --
                                                                                           -------------  -------------------
CLASS B
  Proceeds from sales of shares (25,666 and 0 shares, respectively)                             250,523                 --
  Net asset value of shares issued from reinvestment of
    distributions (171 and 0 shares, respectively)                                                1,660                 --
  Cost of shares repurchased (32 and 0 shares, respectively)                                       (316)                --
                                                                                           -------------  -------------------
Total                                                                                           251,867                 --
                                                                                           -------------  -------------------
CLASS C
  Proceeds from sales of shares (10,235 and 0 shares, respectively)                             100,100                 --
  Net asset value of shares issued from reinvestment of
    distributions (138 and 0 shares, respectively)                                                1,334                 --
  Cost of shares repurchased (0 and 0 shares, respectively)                                          --                 --
                                                                                           -------------  -------------------
Total                                                                                           101,434                 --
                                                                                           -------------  -------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                739,116            531,675
                                                                                           -------------  -------------------
  NET INCREASE IN NET ASSETS                                                                    403,236            513,448
NET ASSETS
  Beginning of period                                                                         6,480,130          5,966,682
                                                                                           -------------  -------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $23,540 AND $14,837,
    RESPECTIVELY)                                                                           $ 6,883,366      $   6,480,130
                                                                                           -------------  -------------------
                                                                                           -------------  -------------------

42                     See Notes to Financial Statements

Phoenix Strategic Income Portfolio
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS X
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS                                                                FROM
                                                  ENDED                                                               INCEPTION
                                                 5/31/98                    YEAR ENDED NOVEMBER 30,                   4/1/93 TO
                                               (UNAUDITED)       1997           1996         1995         1994         11/30/93
                                               -----------      -------        -------      -------      -------      ----------
Net asset value, beginning of period               $ 9.99       $ 10.03        $ 9.45       $  8.97      $10.12          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.41(2)       0.74(2)(8)    0.78(2)       0.91(2)     0.63(2)         0.40(2)
  Net realized and unrealized gain (loss)           (0.14)         0.09          0.59          0.51       (1.13)           0.12
                                               -----------      -------        -------      -------      -------      ----------
    TOTAL FROM INVESTMENT OPERATIONS                 0.27          0.83          1.37          1.42       (0.50)           0.52
                                               -----------      -------        -------      -------      -------      ----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.40)        (0.75)        (0.79)        (0.94)      (0.59)          (0.40)
  Dividends from net realized gains                 (0.37)        (0.12)           --            --       (0.06)             --
                                               -----------      -------        -------      -------      -------      ----------
    TOTAL DISTRIBUTIONS                             (0.77)        (0.87)        (0.79)        (0.94)      (0.65)          (0.40)
                                               -----------      -------        -------      -------      -------      ----------
Change in net asset value                           (0.50)        (0.04)         0.58          0.48       (1.15)           0.12
                                               -----------      -------        -------      -------      -------      ----------
NET ASSET VALUE, END OF PERIOD                     $ 9.49       $  9.99        $10.03       $  9.45      $ 8.97          $10.12
                                               -----------      -------        -------      -------      -------      ----------
                                               -----------      -------        -------      -------      -------      ----------
Total return(1)                                      2.90%(7)      8.58%        15.32%        16.65%      (5.26)%          5.35%(7)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)            $6,370        $6,480        $5,967        $5,170      $1,780          $1,989
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 0.72%(6)      0.65%         0.65%         0.65%       0.65%           0.65%(6)
  Net investment income                              8.47%(6)      7.45%         8.11%         7.60%       6.64%           6.13%(6)
Portfolio turnover                                     95%(7)       194%          231%          618%        124%            183%(7)

                                                 CLASS A                  CLASS B                  CLASS C
                                               ------------             ------------             ------------
                                                   FROM                     FROM                     FROM
                                                INCEPTION                INCEPTION                INCEPTION
                                                3/27/98 TO               3/27/98 TO               3/27/98 TO
                                                 5/31/98                  5/31/98                  5/31/98
                                               (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
                                               ------------             ------------             ------------
Net asset value, beginning of period                $ 9.78                   $ 9.78                   $ 9.78
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.13(3)                  0.11(4)                  0.14(5)
  Net realized and unrealized gain (loss)            (0.28)                   (0.27)                   (0.30)
                                                    ------                   ------                   ------
    TOTAL FROM INVESTMENT OPERATIONS                 (0.15)                   (0.16)                   (0.16)
                                                    ------                   ------                   ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.14)                   (0.13)                   (0.13)
  Dividends from net realized gains                     --                       --                       --
                                                    ------                   ------                   ------
    TOTAL DISTRIBUTIONS                              (0.14)                   (0.13)                   (0.13)
                                                    ------                   ------                   ------
Change in net asset value                            (0.29)                   (0.29)                   (0.29)
                                                    ------                   ------                   ------
NET ASSET VALUE, END OF PERIOD                      $ 9.49                   $ 9.49                   $ 9.49
                                                    ------                   ------                   ------
                                                    ------                   ------                   ------
Total return (1)                                     (1.59)%(7)               (1.65)%(7)               (1.66)%(7)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $  171                   $  245                   $   98
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.00%(6)                 1.75%(6)                 1.75%(6)
  Net investment income                               8.89%(6)                 8.05%(6)                 8.36%(6)
Portfolio turnover                                      95%(7)                   95%(7)                   95%(7)

(1) Maximum sales charges are not included in total return calculation.

(2) Includes reimbursement of operating expenses by investment adviser of $0.12, $0.22, $0.15, $0.40, $0.34 and $0.35, respectively.

(3) Includes reimbursement of operating expenses by investment adviser of $0.05.

(4) Includes reimbursement of operating expenses by investment adviser of $0.05.

(5) Includes reimbursement of operating expenses by investment adviser of $0.05.

(6) Annualized.

(7) Not annualized.

(8) Computed using average shares outstanding.

                       See Notes to Financial Statements                      43

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, six Portfolios are offered for sale: Tax-Exempt Bond Portfolio, Mid Cap Portfolio, International Portfolio, Real Estate Securities Portfolio, Emerging Markets Bond Portfolio, and Strategic Income Portfolio (formerly the Diversified Income Portfolio.) Each Portfolio has distinct investment objectives. The Tax-Exempt Bond Portfolio seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Mid Cap Portfolio seeks as its investment objective long-term appreciation of capital. The International Portfolio seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Portfolio seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Portfolio seeks to achieve high current income with a secondary objective of long-term capital appreciation. The Strategic Income Portfolio seeks to maximize current income by investing in debt securities, with a secondary objective of capital appreciation.

  The Trust offers both Class A and Class B shares on each Portfolio and two additional classes of shares Class C and Class M on Emerging Markets Bond Portfolio and Class C and Class X on the Strategic Income Portfolio. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M and Class X are currently closed to new investors. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that such class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts except for the Tax-Exempt Bond Portfolio which amortizes both premiums and discounts over the life of the respective securities using the effective interest method.

C. INCOME TAXES:

  Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Mid Cap Portfolio, the Emerging Markets Bond Portfolio, the International Portfolio and the Strategic Income Portfolio may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Portfolio (other than the Real Estate Portfolio) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Portfolio (other than the Real Estate Portfolio), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Portfolios may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. LOAN AGREEMENTS:

  The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED) (CONTINUED)

subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

J. SECURITY LENDING:

  The Trust (with the exception of the Real Estate Securities Portfolio) loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian) and Brown Brothers, Harriman, custodian for the International Portfolio. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 1998, the Trust had the following market value of security loans and collateral:

                                     VALUE OF
                                    SECURITIES   VALUE OF
                                     ON LOAN    COLLATERAL
                                    ----------  ----------
Mid Cap Portfolio.................  $14,933,661 $15,434,200

K. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Insurance Company ("PHL"), and Duff & Phelps Investment Management ("DPIM") Co., an indirect wholly-owned subsidiary of PHL, the Adviser for the Real Estate Securities Portfolio, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Portfolio:

                                      1ST          $1-2          $2+
                                  $1 BILLION      BILLION      BILLION
                                 -------------  -----------  -----------
Tax-Exempt Bond Portfolio......        0.45%          0.40%        0.35%
Mid Cap Portfolio..............        0.75%          0.70%        0.65%
International Portfolio........        0.75%          0.70%        0.65%
Real Estate Securities
 Portfolio.....................        0.75%          0.70%        0.65%
Emerging Markets Bond
 Portfolio.....................        0.75%          0.70%        0.65%
Strategic Income Portfolio.....        0.55%          0.50%        0.45%

  The respective Advisers have agreed to reimburse the Real Estate Securities Portfolio and the Strategic Income Portfolio to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% and 1.00%, respectively, of the average daily net assets for Class A shares, and 2.05% and 1.75%, for Class B shares and 1.75% and 0.75% for Class C and Class X, respectively. Prior to March 27, 1998, the rate for the Strategic Income Portfolio Class X was 0.65%.

  Phoenix Equity Planning Corporation ("PEPCO") an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $87,882 for Class A shares and deferred sales charges of $228,071 for Class B shares for the six months ended May 31, 1998. In addition, each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Portfolio. The distributor has advised the Trust that of the total amount expensed for the six months ended May 31, 1998, $552,963 was retained by the Distributor and $721,575 was paid out to unaffiliated Participant and $151,557 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 1998, transfer agent fees were $679,912 of which PEPCO retained $266,963 which is net of fees paid to State Street.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED) (CONTINUED)

  At May 31, 1998 PHL and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:

                                               AGGREGATE
                                               NET ASSET
                                   SHARES        VALUE
                                  ---------  --------------
Tax-Exempt Bond Portfolio
          --Class A.............    159,674   $  1,797,929
Real Estate Securities Portfolio
          --Class A.............    506,071      7,231,755
          --Class B.............     12,127        172,567
Emerging Markets Bond Portfolio
          --Class A.............  2,040,137     21,951,874
          --Class B.............     17,151        183,173
          --Class C.............      8,233         88,422
Strategic Income Portfolio
          --Class A.............     10,297         97,719
          --Class B.............     10,294         97,690
          --Class C.............     10,292         97,671
          --Class X.............    661,424      6,276,914

3. PURCHASE AND SALE OF SECURITIES
  Purchases and sales of securities during the six months ended May 31, 1998 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                  PURCHASES       SALES
                                 -----------  -------------
Tax-Exempt Bond Portfolio......  $14,322,855  $  21,432,843
Mid Cap Portfolio..............  497,611,380    596,160,622
International Portfolio........   64,958,025     51,498,762
Real Estate Securities
 Portfolio.....................    4,439,072      3,297,314
Emerging Markets Bond
 Portfolio.....................  222,035,102    235,746,269
Strategic Income Portfolio.....    5,551,958      5,096,170

  Purchase and sales of U.S. Government and agency, securities during the six months ended May 31, 1998, aggregated the following:

                                  PURCHASES       SALES
                                 -----------  -------------
Strategic Income Portfolio.....  $   861,791  $   1,117,838

  At May 31, 1998, the Tax-Exempt Bond Portfolio had entered into futures contracts as follows:

                                     VALUE OF
                                     CONTRACTS   MARKET         NET
                       NUMBER OF       WHEN     VALUE OF    UNREALIZED
   DESCRIPTION         CONTRACTS      OPENED    CONTRACTS  DEPRECIATION
------------------  ---------------  ---------  ---------  -------------
U.S. Treasury Bond
 Sept 98
 (Short)..........            38     $4,554,063 $4,617,000   $ (62,937)

  Written option activity for the six months ended May 31, 1998 aggregated the following:

                                            CALL OPTIONS
                                    ----------------------------
                                      NUMBER OF       AMOUNT
 EMERGING MARKETS BOND PORTFOLIO       OPTIONS      OF PREMIUMS
----------------------------------  -------------  -------------
Options outstanding at
 November 30, 1997................           --      $      --
Options written...................         21.0         84,804
Options canceled in closing
 purchase transactions............         (5.0)       (36,547)
Options expired...................        (16.0)       (48,257)
Options exercised.................           --             --
                                          -----    -------------
Options outstanding at May 31,
 1998.............................           --      $      --
                                          -----    -------------
                                          -----    -------------

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED) (CONTINUED)

4. FORWARD CURRENCY CONTRACTS

  As of May 31, 1998, the International Portfolio had entered into the following forward currency contracts which contractually obligate the Portfolio to deliver currencies at specified dates:

                                                              NET
  CONTRACTS TO     IN EXCHANGE   SETTLEMENT                UNREALIZED
     DELIVER           FOR          DATE        VALUE     DEPRECIATION
-----------------  ------------  -----------  ----------  ------------
FF    65,240,000   US10,819,239    06/02/98   $10,906,471  $  (87,232)
DM    17,000,000   US 9,439,200    06/02/98    9,536,471      (97,271)
FL    11,200,000   US 5,517,242    06/02/98    5,575,024      (57,782)
SP  1,170,000,000  US 7,607,975    06/17/98    7,725,743     (117,768)
PE   768,000,000   US 4,139,604    06/17/98    4,210,248      (70,644)
BF    61,200,000   US 1,607,506    07/01/98    1,667,848      (60,342)
FF    27,600,000   US 4,463,997    07/01/98    4,619,896     (155,899)
DM     2,700,000   US 1,463,970    07/01/98    1,515,917      (51,947)
FM    25,700,000   US 4,584,292    07/01/98    4,753,977     (169,685)
IL 18,300,000,000  US10,093,767    07/01/98   10,412,700     (318,933)
IL 10,405,500,000  US 5,695,589    07/01/98    5,920,729     (225,140)
NK    15,000,000   US 1,962,067    07/01/98    1,984,243      (22,176)
FL     2,800,000   US 1,346,348    07/01/98    1,394,603      (48,255)
FL    15,200,000   US 7,364,341    07/01/98    7,570,701     (206,360)
SK    40,400,000   US 5,037,281    07/01/98    5,146,340     (109,059)
SP   310,700,000   US 1,978,855    07/01/98    2,050,837      (71,982)
SF    26,300,000   US17,533,333    07/01/98   17,790,465     (257,132)
PE    75,400,000    US  397,994    07/01/98      413,450      (15,456)
                                                          ------------
                                                           (2,143,063)
                                                          ------------
                                                          ------------

FF=        French Franc
DM=        German Deutschemark
FL=        Dutch Florin
SP=        Spanish Peseta
PE=        Portugese Escudo
BF=        Belgian Franc
FM=        Finnish Markum
IL=        Italian Lira
NK=        Norwegian Krone
SK=        Swedish Krone
US=        U.S. Dollar
SF=        Swiss Francs

CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

    This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX MULTI-PORTFOLIO FUND
101 Munson Street
Greenfield, MA 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Timothy M. Heaney, Vice President
William E. Keen, III, Vice President
Peter S. Lannigan, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Michael Schatt, Vice President
Pierre G. Trinque, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Real Estate Securities Portfolio)
55 East Monroe Street, Suite 3600
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(International Portfolio)
40 Water Street
Boston, MA 02109

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

PHOENIX FUNDS
PO Box 2200
Enfield CT 06083-2200


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